UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York	10017-3206
(Address of principal executive offices)	(Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

Item 1.	Reports to Stockholders.

PERFORMANCE OVERVIEW AS OF DECEMBER 31, 2007

	Inception date	Total return	Average annual total returns
		1 year	5 years	10 years	since inception*
EQUITIES
Stock Index Account	11/1/1994	4.54%	12.91%	5.70%	10.51%

*	The performance shown is computed from the inception date of the account (the date on which the account became publicly available). Previously, performance for this account was computed from the day prior to the inception date.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

UNDERSTANDING THIS REPORT

This report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the year ended December 31, 2007. The report contains five main sections:

•	The performance overview on the inside front cover shows the account’s returns over a variety of time periods.

•

The letter from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the account’s investment adviser, explains how economic conditions affected investment returns from U.S. stocks during the twelve-month period.

•	The account performance section compares the account’s return with the returns of its benchmark index and peer group.

•

The summary portfolio of investments lists the industries or types of securities in which the account had investments as of December 31, 2007, and the largest individual issues the account held on that date.

•	The financial statements contain detailed information about the operations and financial condition of the account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please visit our website at www.tiaa-cref.org, or call 800 223-1200, for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

REPORT TO POLICYHOLDERS

The U.S. stock market endured a bumpy ride in 2007. After a lackluster first quarter, U.S. stocks rebounded impressively in the second quarter, stalled in the third and turned negative in the fourth.

For the year, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 5.1%—below its 6.2% average annual return over the ten years ended December 31, 2007, and its weakest performance since 2002.

U.S. economic growth tapers off

Preliminary estimates are that the nation’s gross domestic product (GDP) rose 2.2% in 2007—slower than the 2.9% growth recorded in 2006.

During the year, a worsening slump in the U.S. housing market and continued fallout from the subprime lending crisis weighed on the overall economy. Financial institutions, jolted by rising defaults and forced to take large write-downs on their mortgage investments, tightened loan underwriting standards. This credit crunch contributed to slower growth in consumer spending, an important component of GDP.

U.S. corporate earnings growth, a key driver of stock performance, suffered in this environment. After experiencing double-digit growth in 2006, corporate earnings plummeted in 2007. In the third quarter, they turned negative on a year-over-year basis for the first time since the fourth quarter of 2001.

With the health of the economy appearing more fragile, the Federal Reserve cut the federal funds rate three times between September and December. At year-end, the rate stood at 4.25%. The Fed also held two money auctions in December to increase liquidity in the short-term funding markets.

While stocks struggle, bonds rally

Amid this growing economic uncertainty, the Russell 3000 Index lost 1.8% in the second half of the year. During the same period, the Lehman Brothers U.S. Aggregate Index, which measures the broad investment-grade U.S. bond market, gained 5.9%.

Bonds, led by U.S. Treasuries, benefited from a “flight to quality” as investors sought safe havens from increasingly volatile equity markets. For the year as a whole, the Lehman index gained 7%—outperforming the Russell 3000 for the first time since 2002.

Another reversal of a longstanding trend occurred within the Russell 3000: growth stocks topped value stocks after seven consecutive years of underperformance. For the year, growth issues gained 11.4%, while value shares lost 1%. Among stocks of different capitalization sizes, large caps rose 5.8%, mid caps advanced 5.6% and small caps declined 1.6%.

2 2007 Annual Report  ¡  TIAA Separate Account VA-1

Financial stocks, which represented more than one-fifth of the index’s market capitalization at year-end, plunged 16.3%—reflecting the negative impact of subprime woes on banks and other lenders. The Russell’s second-largest sector, consumer discretionary, fell 3.6%.

In contrast, the “other energy,” integrated oils, and materials and processing sectors scored outsized gains of 40.3%, 29.7% and 26.1%, respectively. The integrated oils sector is made up of companies involved in all aspects of oil exploration, production and refining, while the “other energy” sector includes gas distributors and pipelines, as well as companies engaged in mining, production, servicing and drilling. Stocks in both sectors were boosted by rising energy prices. The price of oil soared in 2007, approaching $100 per barrel in the fourth quarter.

Low-cost indexing helps keep the account ahead of its peers

The Stock Index Account, the underlying investment of the TIAA Separate Account VA-1, uses an indexing strategy, which has served the account well. For 2007, the account’s 4.5% return exceeded the 4.3% average return of its peer group, the Morningstar Large Blend (VA) category. For the ten years ended December 31, 2007, the account posted an average annual return of 5.7%, versus the 4.2% average annual return of its Morningstar category.

Edward J. Grzybowski

Chief Investment Officer

Teachers Advisors, Inc.

While past performance is no guarantee of future results, the broad diversification that indexing provided enabled this portfolio to capture the market’s gains when stocks moved up and to avoid concentrated losses in individual market sectors when stocks declined.

Generally, indexing helps keep an account’s expenses low, so investors receive a larger share of the portfolio’s earnings. Although lower expenses do not guarantee higher returns, the account’s annual expense charge of just 0.67% makes it an attractive choice for the cost-conscious investor.

Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA Separate Account VA-1  ¡  2007 Annual Report 3

MORE INFORMATION FOR POLICYHOLDERS

Portfolio listings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The account files complete portfolio listings with the SEC, which are available to policyholders.

You can obtain a complete list of TIAA Separate Account VA-1’s holdings (called “TIAA Separate Account VA-1 Statement of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2007) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Stock Index Account’s holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

The Separate Account’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org, or on the SEC website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found at our website or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day operations of the account.

4 2007 Annual Report  ¡  TIAA Separate Account VA-1

SPECIAL TERMS

Annuities are designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or the MSCI EAFE® Index, whose performance can be used as a standard by which to judge the performance of a variable annuity.*

Expense ratio is the annual amount that investors pay for the management of a variable annuity account. The amount is expressed as a percentage of the account’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the number of a company’s outstanding shares by the current market price per share.

Peer groups are groupings of variable annuities with similar objectives whose performance can be compared with that of an individual variable annuity with a similar objective.

Price/earnings ratio (P/E) is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Separate account is an account established by a life insurance company, separate from its general account, for the investments in nonguaranteed insurance and annuity products. In contrast, a life insurer’s general account supports products with principal and interest guarantees. Separate accounts generally are registered with the SEC as investment companies.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

*	Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE (which stands for Europe, Australasia, Far East) is a trademark of Morgan Stanley Capital International, Inc.

TIAA Separate Account VA-1  ¡  2007 Annual Report 5

IMPORTANT INFORMATION ABOUT EXPENSES

As a TIAA Separate Account VA-1 contract owner, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on contributions, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The example that appears on this page is intended to help you understand your ongoing costs (in dollars) of investing in the account. It is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

The example assumes $1,000 was invested on July 1, 2007, and held for six months until December 31, 2007.

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your beginning accumulation by $1,000 (for example, an $8,600 accumulation divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

EXPENSE EXAMPLE

Six months ended December 31, 2007

Stock Index Account	Starting account value (7/1/07)	Ending account value (12/31/07)		Expenses paid* (7/1/07– 12/31/07)
Actual return	$1,000.00	$978.90		$3.34
5% annual hypothetical return	1,000.00	1,021.83	†	3.41

*	“Expenses paid” is based on the account’s annualized expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2007. The account’s annualized six-month expense ratio for that period is 0.67%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would be 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total annual expense ratio should never exceed 1.50%.
†

Ending account value for the hypothetical example would be $1,025.24 before expenses. The table shows the value after subtraction of expenses in order to be comparable with the ending account value shown for the account’s actual return.

6 2007 Annual Report  ¡  TIAA Separate Account VA-1

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the account’s actual return.

Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

TIAA Separate Account VA-1  ¡  2007 Annual Report 7

STOCK INDEX ACCOUNT                                                   U.S. STOCKS

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2007

The Stock Index Account returned 4.54% for the year, compared with the 5.14% gain of its benchmark, the Russell 3000® Index, and the 4.33% average return of the account’s peer group, the Morningstar Large Blend (VA) category, which tracked 4,899 variable annuities as of December 31, 2007.

Broad equity market slumps after strong first half

During the first six months of 2007, U.S. stocks produced an impressive 7.11% return, as measured by the Russell 3000 Index. In the year’s second half, however, the market struggled because of investor concerns about a slowing domestic economy and mounting default rates in the subprime credit markets. The Russell 3000 Index fell 1.84% during the last six months of the year.

For the year, growth stocks outperformed value issues by wide margins across all three capitalization sizes, as defined by the Russell indexes. Large-cap growth stocks were the top performers, posting an 11.81% gain, while small-cap value stocks posted a 9.78% loss.

U.S. stocks lagged foreign equities entirely because of the weakening dollar versus other currencies. The MSCI EAFE® Index, which measures stocks in developed foreign markets, climbed 11.17% in dollar terms.

For the ten-year period ended December 31, 2007, the average annual return of the Russell 3000 Index was 6.21%—more than two percentage points below the 8.66% average annual gain registered by the EAFE.

Integrated oils and technology lead the way

During the period, nine of the benchmark’s twelve industry sectors posted positive returns, with six generating double-digit gains. The strongest positive contributions to performance came from the integrated oils and technology sectors, which rose 29.7% and 15.8%, respectively.

These robust returns were partly offset by losses in the financials and consumer discretionary sectors, which fell 16.3% and 3.6%, respectively.

Largest stocks generally post strong results

In descending order according to capitalization size, the five largest stocks in the benchmark performed as follows: ExxonMobil, 24.3%; General Electric, 2.7%; Microsoft, 20.8%; AT&T, 20.6%; and Procter & Gamble, 16.6%.

For the period, the account’s return was comparable to that of the benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account had a risk profile similar to that of the benchmark.

8 2007 Annual Report  ¡  TIAA Separate Account VA-1

INVESTMENT OBJECTIVE

This account seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including index risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. This index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2007

	Total return	Average annual total returns		Cumulative total returns
	1 year	5 years	10 years	5 years	10 years
Stock Index Account	4.54%	12.91%	5.70%	83.57%	74.17%
Russell 3000 Index	5.14	13.62	6.21	89.42	82.77
Morningstar Large Blend (VA)	4.33	11.36	4.23	69.72	51.17

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

ACCOUNT PROFILE

Inception date	11/1/1994	Weighted median market capitalization	$37.8 billion
Net assets	$989.29 million	P/E ratio (weighted 12-month trailing average)	17.7
Total annual expense ratio‡	0.67%

‡

The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would be 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total annual expense ratio should never exceed 1.50%.

TIAA Separate Account VA-1  ¡  2007 Annual Report 9

STOCK INDEX ACCOUNT                                                   U.S. STOCKS

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on January 1, 1998, would have grown to $17,417 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS SINCE 1998

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	68.6
$4 billion–$15 billion	17.6
Under $4 billion	13.8

Total	100.0

10 2007 Annual Report  ¡  TIAA Separate Account VA-1

SUMMARY PORTFOLIO OF INVESTMENTS

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS e*			$48	0.00	%**

AGRICULTURAL PRODUCTION-LIVESTOCK e			124	0.01

AGRICULTURAL SERVICES e*			15	0.00	**

AMUSEMENT AND RECREATION SERVICES
121,235		Walt Disney Co	3,913	0.40
	e*	Other	2,656	0.26

			6,569	0.66

APPAREL AND ACCESSORY STORES e*			5,172	0.52

APPAREL AND OTHER TEXTILE PRODUCTS e*			1,483	0.15

AUTO REPAIR, SERVICES AND PARKING e*			728	0.07

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			1,602	0.16

BUILDING MATERIALS AND GARDEN SUPPLIES e*			5,247	0.53

BUSINESS SERVICES
14,027	*	Google, Inc (Class A)	9,699	0.98
503,646		Microsoft Corp	17,930	1.81
235,842	*	Oracle Corp	5,325	0.54
	e*	Other	39,783	4.02

			72,737	7.35

CHEMICALS AND ALLIED PRODUCTS
94,229		Abbott Laboratories	5,291	0.53
132,581		Merck & Co, Inc	7,704	0.78
33,287		Monsanto Co	3,718	0.38
429,329		Pfizer, Inc	9,759	0.99
193,225		Procter & Gamble Co	14,187	1.43
82,280		Wyeth	3,636	0.37
	e*	Other	48,983	4.95

			93,278	9.43

COAL MINING e*			2,542	0.26

COMMUNICATIONS
378,276		AT&T, Inc	15,721	1.59
180,666	e*	Comcast Corp (Class A)	3,299	0.33
177,613		Verizon Communications, Inc	7,760	0.78
	e*	Other	16,563	1.68

			43,343	4.38

DEPOSITORY INSTITUTIONS
271,468		Bank of America Corp	11,201	1.13
69,259		Bank of New York Mellon Corp/The	3,377	0.34
302,596		Citigroup, Inc	8,908	0.90
208,983		JPMorgan Chase & Co	9,122	0.92
106,357		US Bancorp	3,376	0.34
121,651		Wachovia Corp	4,626	0.47

See notes to financial statements	TIAA Separate Account VA-1 ■ 2007 Annual Report	11

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

DEPOSITORY INSTITUTIONS — continued
207,802		Wells Fargo & Co	$6,274	0.63%
	e*	Other	24,510	2.49

			71,394	7.22

EATING AND DRINKING PLACES
73,043		McDonald's Corp	4,303	0.44
	e*	Other	4,421	0.44

			8,724	0.88

EDUCATIONAL SERVICES e*			1,443	0.15

ELECTRIC, GAS, AND SANITARY SERVICES
41,142		Exelon Corp	3,359	0.34
	e,m,v*	Other	37,760	3.82

			41,119	4.16

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
52,912	*	Apple Computer, Inc	10,481	1.06
371,381	*	Cisco Systems, Inc	10,053	1.02
355,437		Intel Corp	9,476	0.96
101,967		Qualcomm, Inc	4,012	0.41
	e,m,v*	Other	32,616	3.29

			66,638	6.74

ENGINEERING AND MANAGEMENT SERVICES e*			9,201	0.93

ENVIRONMENTAL QUALITY AND HOUSING e*			2	0.00	**

FABRICATED METAL PRODUCTS e*			5,231	0.53

FOOD AND KINDRED PRODUCTS
141,700		Coca-Cola Co	8,696	0.88
99,711		PepsiCo, Inc	7,568	0.76
	e*	Other	18,402	1.86

			34,666	3.50

FOOD STORES e*			3,218	0.33

FORESTRY			1,195	0.12

FURNITURE AND FIXTURES e*			2,796	0.28

FURNITURE AND HOME FURNISHINGS STORES e*			1,709	0.17

GENERAL BUILDING CONTRACTORS e*			1,657	0.17

GENERAL MERCHANDISE STORES
147,502		Wal-Mart Stores, Inc	7,011	0.71
	e*	Other	7,495	0.76

			14,506	1.47

HEALTH SERVICES e*			13,472	1.36

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			808	0.08

HOLDING AND OTHER INVESTMENT OFFICES e,v*			21,762	2.20

HOTELS AND OTHER LODGING PLACES e*			3,826	0.39

12	2007 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
138,962	*	Dell, Inc	$3,406	0.34%
631,150	d	General Electric Co	23,397	2.36
163,729		Hewlett-Packard Co	8,265	0.84
83,833		International Business Machines Corp	9,062	0.92
4,449	e,m,v*	Other	26,426	2.67

			70,556	7.13

INSTRUMENTS AND RELATED PRODUCTS
177,190		Johnson & Johnson	11,819	1.19
70,297		Medtronic, Inc	3,534	0.36
	e*	Other	31,144	3.15

			46,497	4.70

INSURANCE AGENTS, BROKERS AND SERVICE e*			4,219	0.43

INSURANCE CARRIERS
137,111		American International Group, Inc	7,994	0.81
81,978		UnitedHealth Group, Inc	4,771	0.48
	e,v*	Other	32,670	3.30

			45,435	4.59

JUSTICE, PUBLIC ORDER AND SAFETY e*			303	0.03

LEATHER AND LEATHER PRODUCTS e*			1,169	0.12

LEGAL SERVICES e*			211	0.02

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			17	0.00	**

LUMBER AND WOOD PRODUCTS e*			225	0.02

METAL MINING e*			5,153	0.52

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			2,925	0.30

MISCELLANEOUS RETAIL
90,582		CVS Corp	3,601	0.36
	e*	Other	9,204	0.93

			12,805	1.29

MOTION PICTURES
230,399		Time Warner, Inc	3,804	0.38
	e*	Other	6,646	0.68

			10,450	1.06

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS e*			20	0.00	**

NONCLASSIFIABLE ESTABLISHMENTS e*			71	0.01

NONDEPOSITORY INSTITUTIONS e*			12,419	1.26

NONMETALLIC MINERALS, EXCEPT FUELS e*			659	0.07

OIL AND GAS EXTRACTION
72,092		Schlumberger Ltd	7,092	0.72
	e,m,v*	Other	27,969	2.82

			35,061	3.54

See notes to financial statements	TIAA Separate Account VA-1 ■ 2007 Annual Report	13

SUMMARY PORTFOLIO OF INVESTMENTS	continued

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

PAPER AND ALLIED PRODUCTS e*			$4,581	0.46%

PERSONAL SERVICES e*			1,373	0.14

PETROLEUM AND COAL PRODUCTS
131,478		Chevron Corp	12,271	1.24
99,977		ConocoPhillips	8,828	0.89
345,505		Exxon Mobil Corp	32,370	3.27
51,013		Occidental Petroleum Corp	3,927	0.40
	e*	Other	16,859	1.71

			74,255	7.51

PIPELINES, EXCEPT NATURAL GAS			998	0.10

PRIMARY METAL INDUSTRIES e*			10,759	1.09

PRINTING AND PUBLISHING e*			4,355	0.44

RAILROAD TRANSPORTATION e*			6,495	0.66

REAL ESTATE e*			1,019	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			2,998	0.30

SECURITY AND COMMODITY BROKERS
25,098		Goldman Sachs Group, Inc	5,397	0.55
64,471		Morgan Stanley	3,424	0.35
	e*	Other	21,860	2.20

			30,681	3.10

SOCIAL SERVICES e*			124	0.01

SPECIAL TRADE CONTRACTORS e*			651	0.07

STONE, CLAY, AND GLASS PRODUCTS
44,057		3M Co	3,715	0.38
	e*	Other	1,191	0.12

			4,906	0.50

TEXTILE MILL PRODUCTS e*			30	0.00	**

TOBACCO PRODUCTS
128,664		Altria Group, Inc	9,724	0.98
	e	Other	1,925	0.20

			11,649	1.18

TRANSPORTATION BY AIR e*			3,987	0.40

TRANSPORTATION EQUIPMENT
48,169		Boeing Co	4,213	0.43
60,826		United Technologies Corp	4,656	0.47
	e*	Other	16,451	1.66

			25,320	2.56

TRANSPORTATION SERVICES e*			1,747	0.18

TRUCKING AND WAREHOUSING e*			3,681	0.37

WATER TRANSPORTATION e*			2,834	0.29

WHOLESALE TRADE-DURABLE GOODS e*			3,433	0.35

14	2007 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

STOCK INDEX ACCOUNT  ■  DECEMBER 31, 2007

Shares	Company		Value (000)	% of net assets

WHOLESALE TRADE-NONDURABLE GOODS e*			$5,551	0.56%

	TOTAL COMMON STOCKS	(Cost $653,518)	985,877	99.66

Issuer
SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES d+			3,187	0.32

Company
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
105,657,487	State Street Navigator Securities Lending Prime Portfolio		105,657	10.68

			105,657	10.68

	TOTAL SHORT-TERM INVESTMENTS	(Cost $108,844)	108,844	11.00

	TOTAL PORTFOLIO	(Cost $762,362)	1,094,721	110.66
	OTHER ASSETS & LIABILITIES, NET		(105,429)	(10.66)

	NET ASSETS		$989,292	100.00%

*	Non-income producing.
**	Percentage represents less than 0.01%.
+	Notes mature 01/02/08 – 04/25/08.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Account uses more specific industry categories in following its investment limitations on industry concentration.

See notes to financial statements	TIAA Separate Account VA-1 ■ 2007 Annual Report	15

STATEMENT OF ASSETS AND LIABILITIES

TIAA SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2007

(amounts in thousands, except amounts per accumulation unit)	Stock Index Account

ASSETS
Investments, at cost	$762,362
Net unrealized appreciation of investments	332,359
Investments, at value (including securities loaned of $102,221)	1,094,721
Cash	113
Dividends and interest receivable	1,367
Receivable from securities sold	994
Other	66
Total assets	1,097,261

LIABILITIES
Payable for collateral for securities loaned	105,657
Payable for securities purchased	1,499
Payable for variation margin on open futures contracts	13
Amount due to investment advisor	800
Total liabilities	107,969

NET ASSETS
Accumulation Fund	$989,292

Accumulation units outstanding	10,345

Net asset value per accumulation unit	$95.65

16	2007 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF OPERATIONS TIAA SEPARATE ACCOUNT VA-1 ■ DECEMBER 31, 2007

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Income:
Dividends	$18,424
Securities lending income, net	582
Total investment income	19,006

EXPENSES:
Investment advisory charges	3,061
Administrative expenses	2,040
Mortality and expense risk charges	4,081
Total expenses before waiver	9,182
Investment advisory charges waived	(2,347)
Net expenses	6,835

Investment income – net	12,171

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) on:
Portfolio investments	33,602
Futures transactions	(212)
Net realized gain on total investments	33,390
Net change in unrealized depreciation on:
Portfolio investments	(109)
Futures transactions	(28)
Net change in unrealized depreciation on total investments	(137)
Net realized and unrealized gain on total investments	33,253
Net increase in net assets resulting from operations	$45,424

See notes to financial statements	TIAA Separate Account VA-1 ■ 2007 Annual Report	17

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-1  ■  DECEMBER 31, 2007

	Stock Index Account
	Years Ended December 31,
(amounts in thousands)	2007	2006

FROM OPERATIONS
Investment income – net	$12,171	$10,683
Net realized gain on investments	33,390	18,361
Net change in unrealized appreciation (depreciation) on investments	(137)	103,029
Net increase in net assets resulting from operations	45,424	132,073

FROM CONTRACTOWNER TRANSACTIONS
Premiums	19,369	19,322
Net contractowner transfers to fixed account	(13,882)	(20,047)
Withdrawals and death benefits	(57,663)	(58,505)
Net decrease in net assets resulting from contractowner transactions	(52,176)	(59,230)

Net increase (decrease) in net assets	(6,752)	72,843

NET ASSETS
Beginning of year	996,044	923,201
End of year	$989,292	$996,044

18	2007 Annual Report ■ TIAA Separate Account VA-1	See notes to financial statements

FINANCIAL HIGHLIGHTS

TIAA SEPARATE ACCOUNT VA-1

	Stock Index Account
	For the Years Ended December 31,
	2007	2006	2005	2004	2003

PER ACCUMULATION UNIT DATA:
Investment income	$1.750	$1.568	$1.378	$1.359	$1.041
Expenses	0.575	0.584	0.519	0.468	0.310
Investment income – net	1.175	0.984	0.859	0.891	0.731
Net realized and unrealized gain on investments	2.979	10.909	3.222	6.727	15.066
Net increase in Accumulation Unit Value	4.154	11.893	4.081	7.618	15.797

Accumulation Unit Value:
Beginning of year	91.492	79.599	75.518	67.900	52.103
End of year	$95.646	$91.492	$79.599	$75.518	$67.900

TOTAL RETURN*	4.54%	14.94%	5.40%	11.22%	30.32%

Ratio of expense to average net assets before expense waiver	0.90%	0.90%	0.90%	0.90%	0.76%
Ratio of expense to average net assets after expense waiver	0.67%	0.67%	0.67%	0.67%	0.53%
Ratio of net investment income to average net assets	1.19%	1.13%	1.12%	1.28%	1.26%
Portfolio turnover rate	6%	7%	6%	5%	4%
Accumulation Units outstanding at end of year (in thousands)	10,345	10,882	11,598	12,123	12,176

Net assets at end of year (in thousands)	$989,292	$996,044	$923,201	$915,478	$826,747

*	Based on per accumulation data.

See notes to financial statements	TIAA Separate Account VA-1 ■ 2007 Annual Report	19

NOTES TO FINANCIAL STATEMENTS

TIAA SEPARATE ACCOUNT VA-1

Note 1—significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Investments in registered investment companies are valued at net asset value on the valuation date.

Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Management Committee.

Accounting for investments and investment income: Security transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are based on the identified cost basis.

20	2007 Annual Report ■ TIAA Separate Account VA-1

Distributions received from Real Estate Investment Trusts (“REIT”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Securities lending: The Account may lend portfolio securities to qualified financial institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statement of Operations. The value of the loaned securities and the liability related to the cash collateral received are reflected on the Statement of Assets and Liabilities. The loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

Futures contracts: The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk in investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Cash: The Account may hold cash in its account with the custodian. The Account throughout the year, may have a cash overdraft balance. A fee is incurred on this overdraft.

TIAA Separate Account VA-1 ■ 2007 Annual Report	21

NOTES TO FINANCIAL STATEMENTS

Federal income taxes: VA-1 is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no material federal income tax liability.

Investment transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the Managers and Officers of VA-1 are indemnified against certain liabilities that may arise out of their duties to VA-1. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

Note 2—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. (“TPIS”), also a wholly owned subsidiary of TIAA, which is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (formerly, the National Association of Securities Dealers, Inc.). The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the net assets of the Account (prior to July 1, 2003, this daily charge was 0.10%). Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio should never exceed 1.50% per year.

The Managers of the Account, all of whom are independent, receive remuneration for their services, plus travel and other expenses incurred in attending Committee meetings. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. TIAA oversees the administration and recordkeeping of these deferred compensation plans on behalf of the Account.

22	2007 Annual Report ■ TIAA Separate Account VA-1

continued

Note 3—investments

At December 31, 2007, the net unrealized appreciation on investments was $332,359,553, consisting of gross unrealized appreciation of $406,720,619 and gross unrealized depreciation of $74,361,066.

Purchases and sales of non-government securities, other than short-term instruments, for the year ended December 31, 2007, were $61,684,182 and $102,241,960, respectively.

At December 31, 2007, the Account held open futures contracts as follows:

	Number of Open Contracts	Market Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	28	$2,068,080	March 2008	$(29,872)
E-mini S&P 400 Index	3	259,440	March 2008	(889)
E-mini Russell 2000 Index	3	231,660	March 2008	208
				$(30,553)

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as VA-1, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has evaluated the application of FIN 48 to the Account’s financial statements for the period ended December 31, 2007. There was no material impact to the financial statements or disclosures as a result of adopting this pronouncement.

Note 4—accumulation units

Changes in the number of Accumulation Units outstanding were as follows:

	Years Ended December 31,
	2007	2006
Accumulation Units:
Credited for premiums	202,804	222,075
Cancelled for transfers and disbursements	(740,021)	(938,409)
Outstanding:
Beginning of year	10,881,773	11,598,107
End of year	10,344,556	10,881,773

TIAA Separate Account VA-1 ■ 2007 Annual Report	23

NOTES TO FINANCIAL STATEMENTS	concluded

Note 5—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contract owner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by Advisors. Interest associated with any borrowing under the facility by the Account is charged to the Account at rates that are based on the Federal Funds Rate in effect during the time of the borrowing. The Account is not liable for borrowings under the facility by affiliated accounts or mutual funds. During the year ended December 31, 2007, the Account did not borrow under this facility.

Note 6—new accounting pronouncements

In September 2006, FASB issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). This new standard applies to all entities that follow U.S. GAAP and their valuation techniques for assets and liabilities. SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Account’s financial statements.

24	2007 Annual Report ■ TIAA Separate Account VA-1

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Management Committee and Contractowners of

TIAA Separate Account VA-1:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as “VA-1”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of VA-1’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods in the two year period ended December 31, 2004 were audited by other auditors whose report dated February 25, 2005 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

New York, NY

February 25, 2008

TIAA Separate Account VA-1 ■ 2007 Annual Report	25

2007 SPECIAL MEETING (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1

Managers

The results below were certified by Broadridge Financial Solutions Inc., independent tabulator for the TIAA Separate Account VA-1.

On September 17, 2007, at a special meeting of contractowners, the following persons were elected to serve on the Management Committee:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent
Forrest Berkley	$2,903,839.75	97.730%	$28,759.66	0.968%	$38,699.68	1.302%
Nancy A. Eckl	$2,895,993.90	97.466	$37,879.61	1.275	$37,425.58	1.260
Eugene Flood, Jr.	$2,900,539.04	97.619	$29,127.79	0.980	$41,632.26	1.401
Howell E. Jackson	$2,904,206.42	97.742	$33,723.60	1.135	$33,369.07	1.123
Nancy L. Jacob	$2,902,133.84	97.672	$30,321.80	1.020	$38,843.45	1.307
Bridget A. Macaskill	$2,900,199.48	97.607	$30,309.12	1.020	$40,790.49	1.373
James M. Poterba	$2,913,036.40	98.039	$24,704.28	0.831	$33,558.41	1.129
Maceo K. Sloan	$2,891,662.33	97.320	$38,090.24	1.282	$41,546.52	1.398
Laura T. Starks	$2,898,176.80	97.539	$30,806.87	1.037	$42,315.42	1.424

Nancy A. Eckl was elected to office. Forrest Berkley, Eugene Flood, Jr., Howell E. Jackson, Nancy L. Jacob, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

26	2007 Annual Report ■ TIAA Separate Account VA-1

MANAGEMENT

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS

Disinterested members

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Member	Other Directorships Held by Members
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/1954	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006), Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	61	Director and member of the Investment Committee, the Maine Coast Heritage Trust and the Boston Athaneum, and Director, Appalachian Mountain Club.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/1962	Member	Indefinite term. Trustee since September 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	61	Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.
Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/1955	Member	Indefinite term. Member since 2005.	President, and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	61	None

TIAA Separate Account VA-1 ■ 2007 Annual Report	27

MANAGEMENT	continued

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS

Disinterested members—continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Member	Other Directorships Held by Members
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/1967	Member	Indefinite term. Trustee since 2007	Chief Operating Officer, Copper Rock Capital Partners (since September 2007). Formerly Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	61	None
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/1954	Member	Indefinite term. Member since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	61	None
Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/1943	Chairman of the Management Committee, Member	Indefinite term. Member since 2001.	President and Founder (since October 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-June 2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994-1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	61	Director and Chairman of the Investment Committee of the Okabena Company (financial services).

28	2007 Annual Report ■ TIAA Separate Account VA-1

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/1948	Member	Indefinite term. Member since 2003.	Principal, BAM Consulting LLC (since 2003), Independent Consultant for Merrill Lynch (since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000-2001). Chief Executive Officer (1995-2001); President (1991-2000); and Chief Operating Officer (1989-1995) of that firm.	61	Director, Prudential plc, Scottish & Newcastle plc (brewer), Federal National Mortgage Association (Fannie Mae), International Advisory Board, and British-American Business Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/1958	Member	Indefinite term. Member since 2006.	Head (since 2006) and Associate Head (1994-2000 and 2001–2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present). Program Director, National Bureau of Economic Research (since 1990).	61	The Jeffrey Company and Jeflion Company (unregistered investment companies)
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/1949	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); and Chairman and CEO, NCM Capital Advisers Inc. (since 2003).	61	Director, SCANA Corporation (energy holding company) and M&F Bancorp, Inc.

TIAA Separate Account VA-1 ■ 2007 Annual Report	29

MANAGEMENT	continued

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS

Disinterested members—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Member	Other Directorships Held by Members
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/1950	Member	Indefinite term. Member since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002-present), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (2000-present); Professor, University of Texas at Austin (1987-present); Fellow, Financial Management Association (2002-present). Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).	61	None

30	2007 Annual Report ■ TIAA Separate Account VA-1

Officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Herbert M. Allison, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 8/2/1943	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2002.	Chairman, President and Chief Executive Officer of TIAA and President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since 2002). Formerly, President and Chief Executive Officer of TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (2002-2/2007). President and Chief Executive Officer of Alliance for Lifelong Learning, Inc. (2000-2002), President, Chief Operating Officer and Member of the Board of Directors of Merrill Lynch & Co., Inc. (1997-1999).
Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/1956	Executive Vice President	One-year term. Executive Vice President since July 2007.	Executive Vice President of TIAA (since July 2007) and of TIAA-CREF Institutional Mutual Funds, CREF, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since September 2007). Manager, President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (since July 2007); Senior Managing Director and Head of Wealth Management Group, TIAA (since 2004). Formerly Partner, Spyglass Investments (2002-2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997-2002).
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/1962	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since February 2008.	Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President and Advisor Chief Compliance Officer of TIAA, and Chief Compliance Officer of Advisors and Investment Management. Formerly, Managing Director/Director of Global Compliance, AIG Global Investment Group (2000-2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998-2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997-1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994-1997); and Enforcement Staff Attorney, U.S. Securities and Exchange Commission (1988-1994).

TIAA Separate Account VA-1 ■ 2007 Annual Report	31

MANAGEMENT	continued

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS

Officers—continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gary Chinery TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/28/1949	Vice President and Treasurer	One-year term. Vice President and Treasurer since 2004.	Vice President and Treasurer of TIAA, CREF and TIAA Separate Account VA-1 (since 2004), Vice President (since 2004) and Treasurer (2004-2007) of TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds. Vice President and Treasurer of Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Investment Management, LLC (“Investment Management”), TIAA-CREF Individual Institutional Services, LLC (“Services”), Teachers Personal Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition Financing, Inc. (“Tuition Financing”), TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and TCT Holdings, Inc.
Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/1959	Executive Vice President	One-year term. Executive Vice President since 1997.	Principal Executive Officer and President of TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (since 2007); Executive Vice President (since 1999) and Head of Asset Management (since 2006) of TIAA, CREF and TIAA Separate Account VA-1. Director of TPIS (since 2006) and Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors, and Manager of Investment Management (since 2004). Executive Vice President and Head of Asset Management of the TIAA-CREF Mutual Funds (2006-2007). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Funds Complex (2003-2005).
I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/1952	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly, Director of TIAA-CREF Life (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice and Chief Communications Officer for Insurance Information Institute (1993-2001).
George W. Madison TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/17/1953	Executive Vice President and General Counsel	One-year term. Executive Vice President and General Counsel since 2003.	Executive Vice President and General Counsel of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated (1997-2003).

32	2007 Annual Report ■ TIAA Separate Account VA-1

Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/18/1956	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President of TIAA and the TIAA-CREF Funds Complex (since 2003). Director of Advisors, TPIS, and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management, Lehman Brothers (1997-1999).
Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/1966	Executive Vice President	One-year term. Executive Vice President since 2003.	Executive Vice President of TIAA and the TIAA-CREF Funds Complex (since 2003), and head of Corporate Services (since 2006). Formerly Director, TIAA-CREF Life (2003-2006); First Vice President and Head of Human Resources, International Private Client Division and Global Debt Markets, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999
Marjorie Pierre-Merritt TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/28/1966	Vice President and Acting Corporate Secretary	One year term. Vice President and Acting Corporate Secretary since September 2007	Vice President and Acting Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since September 2007); Assistant Corporate Secretary of TIAA (2006-2007); Assistant Corporate Secretary of The Dun & Bradstreet Corporation (2003-2006); and Counsel, The New York Times Company (2001-2003).
Georganne C. Proctor TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/25/1956	Executive Vice President and Chief Financial Officer	One-year term. Executive Vice President and Chief Financial Officer since 2006.	Executive Vice President and Chief Financial Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2006). Manager and Executive Vice President of Investment Management, Director and Vice President of TPIS and Advisors (since 2006). Formerly Executive Vice President and Chief Financial Officer of Life Funds, TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds (2006–2/2007); Executive Vice President, Finance, Golden West Financial Corporation (2002-2006) and Senior Vice President, Chief Financial Officer and Director, Bechtel Group, Inc. (1999-2002).
Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/54	Executive Vice President	One-Year Term. Executive Vice President since February 2008.	Executive Vice President, Technology and Operations of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since February 2008). Formerly, Principal, Market Resolve, LLC (2006–February 2008); and Head, Middle Office, Investment Banking (2000-2002), Head, Technology and Operations, Equities (1999-2000) and Chief Operating Officer Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997-1999), JP Morgan Chase & Co.

TIAA Separate Account VA-1 ■ 2007 Annual Report	33

MANAGEMENT	concluded

TIAA SEPARATE ACCOUNT VA-1 MANAGEMENT COMMITTEE MEMBERS AND OFFICERS

Officers—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Account	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/1951	Executive Vice President	One-year term. Executive Vice President since 2001.	Executive Vice President of TIAA and the TIAA-CREF Funds Complex (since 2006). Director and President of TIAA-CREF Enterprises, Inc. (since 2000). Formerly, Executive Vice President, Product Management of TIAA and TIAA-CREF Funds Complex (2000-2005); President and Chief Executive Officer, Horizon Mercy (1996-2000).
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/1958	Executive Vice President	One-year term. Executive Vice President since January 2006.	Executive Vice President (since 2006). Director of Tuition Financing and Manager of Services. President and CEO, TIAA-CREF Redwood, LLC. Formerly Senior Vice President, Pension Products (2003-2006), Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Funds Complex.
Please note that the Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, www.tiaa-cref.org or by telephone at 800 223-1200.

34	2007 Annual Report ■ TIAA Separate Account VA-1

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

877 825-0411

8 a.m. to 8 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses before investing. Please call 800 223-1200 or visit www.tiaa-cref.org for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Trust Company, FSB, provides trust services.

©2008 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

Item 2.	Code of Ethics.

2(a) The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $147,860 and $120,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2007 and December 31, 2006, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $697,000 and $835,700, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, PwC’s aggregate fees for tax services billed to the Registrant were $10,000 and $10,000, respectively.

For the fiscal years ended December 31, 2007 and December 31, 2006, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $10,000 and $10,000, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, PwC’s aggregate fees for all other services to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2007 and December 31, 2006, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2007 and December 31, 2006, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $1,119,000 and $823,200, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

PORTFOLIO OF INVESTMENTS (unaudited)

December 31, 2007

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.66%
AGRICULTURAL PRODUCTION-CROPS - 0.00%**
2,584	e*	Chiquita Brands International, Inc	$48

		TOTAL AGRICULTURAL PRODUCTION-CROPS	48

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
803	e	Cal-Maine Foods, Inc	21
2,370	e	Pilgrim’s Pride Corp	69
23	e	Seaboard Corp	34

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	124

AGRICULTURAL SERVICES - 0.00%**
727	e*	Cadiz, Inc	15

		TOTAL AGRICULTURAL SERVICES	15

AMUSEMENT AND RECREATION SERVICES - 0.66%
17,680	*	Activision, Inc	525
3,321	e*	Bally Technologies, Inc	165
433		Churchill Downs, Inc	23
978	e	Dover Downs Gaming & Entertainment, Inc	11
11,424		Harrah’s Entertainment, Inc	1,014
2,272		International Speedway Corp (Class A)	94
1,482	*	Lakes Entertainment, Inc	10
1,909	e*	Leapfrog Enterprises, Inc	13
1,967	e*	Life Time Fitness, Inc	98
3,817	e*	Live Nation, Inc	55
1,437	e*	MTR Gaming Group, Inc	10
3,185	*	Magna Entertainment Corp	3
3,301	e*	Marvel Entertainment, Inc	88
1,472	e*	Multimedia Games, Inc	12
4,563	*	Penn National Gaming, Inc	272
3,407	e*	Pinnacle Entertainment, Inc	80
4,554	e*	Six Flags, Inc	9
1,000		Speedway Motorsports, Inc	31
1,000	e*	Town Sports International Holdings, Inc	10
2,343	e*	WMS Industries, Inc	86
121,235		Walt Disney Co	3,913
2,602	e	Warner Music Group Corp	16
4,762	e*	Westwood One, Inc	9
1,461	e	World Wrestling Entertainment, Inc	22

		TOTAL AMUSEMENT AND RECREATION SERVICES	6,569

APPAREL AND ACCESSORY STORES - 0.52%
5,367		Abercrombie & Fitch Co (Class A)	429
4,747	*	Aeropostale, Inc	126
11,052		American Eagle Outfitters, Inc	230

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,458	e*	AnnTaylor Stores Corp	$114
1,533	e	Bebe Stores, Inc	20
2,844		Brown Shoe Co, Inc	43
749		Buckle, Inc	25
664	*	Cache, Inc	6
3,338	e*	Carter’s, Inc	65
2,400	e*	Casual Male Retail Group, Inc	12
2,074	e	Cato Corp (Class A)	32
1,406	e*	Charlotte Russe Holding, Inc	23
7,700	e*	Charming Shoppes, Inc	42
10,787	e*	Chico’s FAS, Inc	97
1,410	e*	Children’s Place Retail Stores, Inc	37
2,493	e	Christopher & Banks Corp	29
836	e*	Citi Trends, Inc	13
3,907	e*	Collective Brands, Inc	68
1,051	e*	DSW, Inc (Class A)	20
3,000	e*	Dress Barn, Inc	38
1,885	e*	Eddie Bauer Holdings, Inc	12
2,704	*	Finish Line, Inc (Class A)	7
9,500		Foot Locker, Inc	130
33,409		Gap, Inc	711
6,129	*	Hanesbrands, Inc	167
2,222	e*	HOT Topic, Inc	13
2,305	e*	J Crew Group, Inc	111
1,141	e*	JOS A Bank Clothiers, Inc	32
1,539	e*	Jo-Ann Stores, Inc	20
19,641	*	Kohl’s Corp	900
19,420	e	Limited Brands, Inc	368
888	*	New York & Co, Inc	6
15,499	e	Nordstrom, Inc	569
4,283	e*	Pacific Sunwear Of California, Inc	60
8,511		Ross Stores, Inc	218
517	e*	Shoe Carnival, Inc	7
2,847		Stage Stores, Inc	42
1,200	e	Talbots, Inc	14
1,880	*	Tween Brands, Inc	50
1,345	e*	Under Armour, Inc (Class A)	59
7,238	e*	Urban Outfitters, Inc	197
4,270	*	Wet Seal, Inc (Class A)	10

		TOTAL APPAREL AND ACCESSORY STORES	5,172

APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
762	e	Columbia Sportswear Co	34
811	*	G-III Apparel Group Ltd	12
3,320		Guess ?, Inc	126
2,122	e*	Gymboree Corp	65
6,665	e	Jones Apparel Group, Inc	107
1,658	e	Kellwood Co	28
800	e*	Lululemon Athletica, Inc	38
6,408		Liz Claiborne, Inc	130
1,392	e*	Maidenform Brands, Inc	19
3,569		Phillips-Van Heusen Corp	132
3,780	e	Polo Ralph Lauren Corp	234
7,612	e*	Quiksilver, Inc	65
836	e*	True Religion Apparel, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,469		VF Corp	$376
2,859	*	Warnaco Group, Inc	99

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,483

AUTO REPAIR, SERVICES AND PARKING - 0.07%
646	e*	Amerco, Inc	42
1,436	e*	Dollar Thrifty Automotive Group, Inc	34
4,569	e*	Exide Technologies	37
18,502	*	Hertz Global Holdings, Inc	294
1,073	e*	Midas, Inc	16
873		Monro Muffler, Inc	17
3,749		Ryder System, Inc	176
336	e*	Standard Parking Corp	16
2,709	*	Wright Express Corp	96

		TOTAL AUTO REPAIR, SERVICES AND PARKING	728

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
6,514		Advance Auto Parts	247
1,053		Asbury Automotive Group, Inc	16
9,707	e*	Autonation, Inc	152
2,834	*	Autozone, Inc	340
2,692	e*	CSK Auto Corp	13
13,246	e*	Carmax, Inc	262
4,176	*	Copart, Inc	178
1,061	e	Lithia Motors, Inc (Class A)	15
1,048	e*	MarineMax, Inc	16
6,973	*	O’Reilly Automotive, Inc	226
3,620	e	Penske Auto Group, Inc	63
2,119	e*	Rush Enterprises, Inc (Class A)	39
1,793	e	Sonic Automotive, Inc (Class A)	35

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,602

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.53%
967	e*	Builders FirstSource, Inc	7
3,882	e*	Central Garden and Pet Co (Class A)	21
7,745	e	Fastenal Co	313
104,778		Home Depot, Inc	2,823
92,104		Lowe’s Cos, Inc	2,083

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,247

BUSINESS SERVICES - 7.35%
25,632	*	3Com Corp	116
813	e*	3D Systems Corp	13
2,600		ABM Industries, Inc	53
2,473	e*	ACI Worldwide, Inc	47
1,504	e	Aircastle Ltd	40
2,116	e*	AMN Healthcare Services, Inc	36
400	e*	athenahealth, Inc	14
2,635	e	Aaron Rents, Inc	51
1,806	e*	Acacia Research (Acacia Technologies)	16
36,301		Accenture Ltd (Class A)	1,308
3,677	*	Actuate Corp	29
3,887		Acxiom Corp	46
1,377		Administaff, Inc	39
35,981	*	Adobe Systems, Inc	1,537

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,328	e*	Advent Software, Inc	$72
5,663	*	Affiliated Computer Services, Inc (Class A)	255
9,967	*	Akamai Technologies, Inc	345
4,810	e*	Alliance Data Systems Corp	361
11,673	*	Amdocs Ltd	402
1,676	e*	American Reprographics Co	28
872	*	Ansoft Corp	23
4,724	*	Ansys, Inc	196
2,100	e	Arbitron, Inc	87
4,191	e*	Ariba, Inc	47
7,187	e*	Art Technology Group, Inc	31
5,411	*	Aspen Technology, Inc	88
1,058	e	Asset Acceptance Capital Corp	11
14,117	*	Autodesk, Inc	702
34,355		Automatic Data Processing, Inc	1,530
6,370	*	Avis Budget Group, Inc	83
3,323	e*	Avocent Corp	77
23,992	*	BEA Systems, Inc	379
12,283	*	BMC Software, Inc	438
4,821	e*	BPZ Energy, Inc	54
631	e*	Bankrate, Inc	30
436	e	Barrett Business Services	8
12,324	*	BearingPoint, Inc	35
2,836		Blackbaud, Inc	80
1,799	*	Blackboard, Inc	72
1,746	*	Blue Coat Systems, Inc	57
5,613	e*	Borland Software Corp	17
862	*	Bottomline Technologies, Inc	12
3,069	e	Brady Corp (Class A)	108
2,665		Brink’s Co	159
25,194		CA, Inc	629
2,042	*	CACI International, Inc (Class A)	91
394	*	Cavium Networks, Inc	9
3,710	e*	CBIZ, Inc	36
3,243	e*	CMGI, Inc	42
9,641	e*	CNET Networks, Inc	88
2,159	e*	Commvault Systems, Inc	46
839	*	COMSYS IT Partners, Inc	13
3,076	*	CSG Systems International, Inc	45
17,044	e*	Cadence Design Systems, Inc	290
669	*	Capella Education Co	44
4,020	e*	Cerner Corp	227
5,043	*	ChoicePoint, Inc	184
2,005	*	Chordiant Software, Inc	17
3,700	e*	Ciber, Inc	23
11,254	*	Citrix Systems, Inc	428
759	e*	Clayton Holdings, Inc	4
2,400	e*	Clear Channel Outdoor Holdings, Inc (Class A)	66
1,115	e*	CoStar Group, Inc	53
3,055	*	Cogent Communications Group, Inc	72
2,800	e*	Cogent, Inc	31
2,776		Cognex Corp	56
17,758	*	Cognizant Technology Solutions Corp (Class A)	603
840	e	Compass Diversified Trust	13
602	e	Computer Programs & Systems, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,591	e*	Computer Sciences Corp	$524
18,443	*	Compuware Corp	164
2,071	*	Concur Technologies, Inc	75
8,500	*	Convergys Corp	140
3,935	*	Cybersource Corp	70
3,299	*	DST Systems, Inc	272
300	*	Data Domain, Inc	8
2,053	*	DealerTrack Holdings, Inc	69
3,468		Deluxe Corp	114
2,557	e*	Digital River, Inc	85
1,448	*	DivX, Inc	20
1,500	*	DynCorp International, Inc (Class A)	40
1,285	*	EPIQ Systems, Inc	22
7,927	e*	Earthlink, Inc	56
1,800	e*	Echelon Corp	37
2,891	e*	Eclipsys Corp	73
1,000		Electro Rent Corp	15
19,050	*	Electronic Arts, Inc	1,113
31,114		Electronic Data Systems Corp	645
3,541	e*	Epicor Software Corp	42
8,889		Equifax, Inc	323
2,253	e*	Equinix, Inc	228
4,575	e*	Evergreen Energy, Inc	10
1,397	e*	ExlService Holdings, Inc	32
12,382	*	Expedia, Inc	392
5,244	*	F5 Networks, Inc	150
923		FTD Group, Inc	12
2,695	e	Factset Research Systems, Inc	150
3,496		Fair Isaac Corp	112
2,479	e*	FalconStor Software, Inc	28
11,743		Fidelity National Information Services, Inc	488
200	*	First Advantage Corp (Class A)	3
10,296	*	Fiserv, Inc	571
983	*	Forrester Research, Inc	28
4,229	*	Gartner, Inc	74
1,444	*	Gerber Scientific, Inc	16
3,037	e*	Getty Images, Inc	88
1,647	e	Gevity HR, Inc	13
2,712	e*	Global Cash Access, Inc	16
1,061	e*	Global Sources Ltd	30
14,027	*	Google, Inc (Class A)	9,699
1,107	e*	H&E Equipment Services, Inc	21
10,329	*	HLTH Corp	138
1,272	*	HMS Holdings Corp	42
2,249	e	Healthcare Services Group	48
912		Heartland Payment Systems, Inc	24
1,329		Heidrick & Struggles International, Inc	49
5,126		Jack Henry & Associates, Inc	125
1,384	*	Hudson Highland Group, Inc	12
3,542	e*	Hypercom Corp	18
448	e*	ICT Group, Inc	5
1,935	*	IHS, Inc (Class A)	117
12,268		IMS Health, Inc	283
771	e	Imergent, Inc	8
5,959	*	Informatica Corp	107

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,218	e	Infospace, Inc	$42
1,446	*	Innerworkings, Inc	25
727	e*	Innovative Solutions & Support, Inc	7
558	e*	Integral Systems, Inc	13
2,217		Interactive Data Corp	73
803	e*	Interactive Intelligence, Inc	21
3,256	e*	Internap Network Services Corp	27
2,646	e*	Internet Capital Group, Inc	31
27,952	e*	Interpublic Group of Cos, Inc	227
3,184	*	Interwoven, Inc	45
20,603	*	Intuit, Inc	651
3,071	e*	Ipass, Inc	12
10,856	e*	Iron Mountain, Inc	402
1,953	*	JDA Software Group, Inc	40
32,025	*	Juniper Networks, Inc	1,063
1,200	e	Kelly Services, Inc (Class A)	22
1,544	e*	Kenexa Corp	30
941	e*	Keynote Systems, Inc	13
1,774	*	Kforce, Inc	17
2,967	e*	Kinetic Concepts, Inc	159
1,667	e*	Knot, Inc	27
2,700	*	Korn/Ferry International	51
5,167	e	Lamar Advertising Co (Class A)	248
7,959	*	Lawson Software, Inc	82
2,000	e*	Limelight Networks, Inc	14
3,238	e*	Lionbridge Technologies	11
511	e*	Liquidity Services, Inc	7
2,245	*	LivePerson, Inc	12
1,120	e*	LoJack Corp	19
6,206	*	MPS Group, Inc	68
2,666	*	MSC.Software Corp	35
2,311	e*	Magma Design Automation, Inc	28
2,098	*	Manhattan Associates, Inc	55
5,174		Manpower, Inc	294
1,171	*	Mantech International Corp (Class A)	51
1,311	e	Marchex, Inc (Class B)	14
4,846	e	Mastercard, Inc (Class A)	1,043
9,755	*	McAfee, Inc	366
4,700	*	Mentor Graphics Corp	51
503,646		Microsoft Corp	17,930
648	*	MicroStrategy, Inc (Class A)	62
2,315	e*	Midway Games, Inc	6
5,117	e	MoneyGram International, Inc	79
7,821	*	Monster Worldwide, Inc	253
4,760	e*	Move, Inc	12
6,028	*	NAVTEQ Corp	456
11,006	*	NCR Corp	276
1,732	e	NIC, Inc	15
2,111	*	Ness Technologies, Inc	19
3,227	e*	NetFlix, Inc	86
1,608	*	Network Equipment Technologies, Inc	14
21,820	*	Novell, Inc	150
8,269	*	Nuance Communications, Inc	154
20,234		Omnicom Group, Inc	962
2,647	*	Omniture, Inc	88

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,673	*	On Assignment, Inc	$12
1,415	e*	Online Resources Corp	17
5,712	e*	OpenTV Corp (Class A)	8
235,842	*	Oracle Corp	5,325
860	e*	PDF Solutions, Inc	8
2,281	e*	Packeteer, Inc	14
7,453	*	Parametric Technology Corp	133
438	e	Pegasystems, Inc	5
1,196	*	PeopleSupport, Inc	16
1,789	e*	Perficient, Inc	28
5,518	*	Perot Systems Corp (Class A)	74
2,169	*	Phase Forward, Inc	47
1,058	e	Portfolio Recovery Associates, Inc	42
4,849	*	Premiere Global Services, Inc	72
2,510	*	Progress Software Corp	85
1,000		QAD, Inc	9
1,284	e	Quality Systems, Inc	39
4,302	e*	Quest Software, Inc	79
1,287	e*	RSC Holdings, Inc	16
1,505	*	Radiant Systems, Inc	26
1,200	e*	Radisys Corp	16
1,891	*	Raser Technologies, Inc	28
6,912	e*	RealNetworks, Inc	42
11,838	e*	Red Hat, Inc	247
781	e	Renaissance Learning, Inc	11
4,532	e*	Rent-A-Center, Inc	66
712	e*	RightNow Technologies, Inc	11
8,993		Robert Half International, Inc	243
3,346		Rollins, Inc	64
4,489	*	S1 Corp	33
639	*	SI International, Inc	18
1,239	e*	SPSS, Inc	44
2,484	e*	SRA International, Inc (Class A)	73
797	*	SYNNEX Corp	16
5,800	*	Salesforce.com, Inc	364
5,900	*	Sapient Corp	52
3,543	e*	Secure Computing Corp	34
1,301	e*	Smith Micro Software, Inc	11
1,534	*	Sohu.com, Inc	84
4,123	*	SonicWALL, Inc	44
15,649	e*	Sonus Networks, Inc	91
3,912	e	Sotheby’s	149
4,207	e*	Spherion Corp	31
1,404	e*	Stratasys, Inc	36
54,608	*	Sun Microsystems, Inc	990
5,794	*	Sybase, Inc	151
1,700	e*	SYKES Enterprises, Inc	31
55,112	*	Symantec Corp	890
1,133	e*	Synchronoss Technologies, Inc	40
8,758	*	Synopsys, Inc	227
784	e	Syntel, Inc	30
1,034	e	TAL International Group, Inc	24
4,249	e*	THQ, Inc	120
12,747	*	TIBCO Software, Inc	103
1,534	e	TNS, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,650	e*	Take-Two Interactive Software, Inc	$86
879	*	Taleo Corp (Class A)	26
2,576	*	TeleTech Holdings, Inc	55
1,161	e	TheStreet.com, Inc	18
2,517	e	Total System Services, Inc	70
1,168	e*	TradeStation Group, Inc	17
300	e*	Travelzoo, Inc	4
2,823	e*	Trizetto Group, Inc	49
3,096	*	TrueBlue, Inc	45
1,541	e*	Ultimate Software Group, Inc	48
571	e*	Unica Corp	5
22,840	e*	Unisys Corp	108
3,701		United Online, Inc	44
4,619	*	United Rentals, Inc	85
2,400	e*	VMware, Inc	204
6,076	*	Valueclick, Inc	133
1,577	e*	Vasco Data Security International	44
13,359	e*	VeriSign, Inc	502
1,519		Viad Corp	48
1,694	*	Vignette Corp	25
1,107	*	Visual Sciences, Inc	20
792	*	Vocus, Inc	27
858	e*	Volt Information Sciences, Inc	16
31,641		Waste Management, Inc	1,034
449	e*	WebMD Health Corp (Class A)	18
2,958	*	Websense, Inc	50
4,910	*	Wind River Systems, Inc	44
73,975	*	Yahoo!, Inc	1,721
69,918	*	eBay, Inc	2,321
1,565	e*	eSpeed, Inc (Class A)	18
947	e*	i2 Technologies, Inc	12
1,449	e*	iGate Corp	12
1,814	*	inVentiv Health, Inc	56
1,967		infoUSA, Inc	18

		TOTAL BUSINESS SERVICES	72,737

CHEMICALS AND ALLIED PRODUCTS - 9.43%
876	e*	AMAG Pharmaceuticals, Inc	53
1,431	*	APP Pharmaceuticals, Inc	15
94,229		Abbott Laboratories	5,291
357	*	Abraxis Bioscience Inc/New	25
1,887	e*	Acadia Pharmaceuticals, Inc	21
2,399	e*	Acorda Therapeutics, Inc	53
2,100	*	Adams Respiratory Therapeutics, Inc	125
13,246		Air Products & Chemicals, Inc	1,306
1,600	e*	Albany Molecular Research, Inc	23
4,904		Albemarle Corp	202
5,024		Alberto-Culver Co	123
2,114	*	Alexion Pharmaceuticals, Inc	159
1,212	e*	Alexza Pharmaceuticals, Inc	10
5,676	*	Alkermes, Inc	88
2,616	e*	Allos Therapeutics, Inc	16
2,039	e*	Alnylam Pharmaceuticals, Inc	59
2,624	e*	Alpharma, Inc (Class A)	53
4,537	*	American Oriental Bioengineering, Inc	50

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

928		American Vanguard Corp	$16
66,638	*	Amgen, Inc	3,095
749	*	Animal Health International, Inc	9
1,500		Arch Chemicals, Inc	55
3,078	e*	Arena Pharmaceuticals, Inc	24
2,036	e*	Arqule, Inc	12
3,660	e*	Array Biopharma, Inc	31
2,120	e*	Arrowhead Research Corp	8
1,439	e*	Auxilium Pharmaceuticals, Inc	43
2,400	e*	Aventine Renewable Energy Holdings, Inc	31
6,679		Avery Dennison Corp	355
26,837		Avon Products, Inc	1,061
1,170	e	Balchem Corp	26
6,710	*	Barr Pharmaceuticals, Inc	356
872	*	Bentley Pharmaceuticals, Inc	13
5,486	*	BioMarin Pharmaceuticals, Inc	194
657	e*	BioMimetic Therapeutics, Inc	11
18,138	*	Biogen Idec, Inc	1,032
2,716	e*	Bionovo, Inc	5
900	e*	Bradley Pharmaceuticals, Inc	18
120,385		Bristol-Myers Squibb Co	3,193
1,015	e*	Cadence Pharmaceuticals, Inc	15
3,523		CF Industries Holdings, Inc	388
3,844		Cabot Corp	128
2,400	e*	Calgon Carbon Corp	38
1,815		Cambrex Corp	15
631	e*	Caraco Pharmaceutical Laboratories Ltd	11
7,366		Celanese Corp (Series A)	312
3,105	*	Cell Genesys, Inc	7
3,899	e*	Cephalon, Inc	280
4,127	*	Charles River Laboratories International, Inc	272
1,163	*	Chattem, Inc	88
15,194		Chemtura Corp	119
4,024		Church & Dwight Co, Inc	218
8,777		Clorox Co	572
31,293		Colgate-Palmolive Co	2,440
3,622	*	Cubist Pharmaceuticals, Inc	74
2,618	*	Cypress Bioscience, Inc	29
5,402	e*	CytRx Corp	15
2,578		Cytec Industries, Inc	159
1,702	*	Cytokinetics, Inc	8
4,015	e*	Dendreon Corp	25
5,095	e*	Discovery Laboratories, Inc	11
58,318		Dow Chemical Co	2,299
56,496		Du Pont (E.I.) de Nemours & Co	2,491
3,494	e*	Durect Corp	22
5,082		Eastman Chemical Co	310
10,688		Ecolab, Inc	547
1,704	*	Elizabeth Arden, Inc	35
4,500	e*	Encysive Pharmaceuticals, Inc	4
3,094	e*	Enzon Pharmaceuticals, Inc	29
6,679		Estee Lauder Cos (Class A)	291
4,676		FMC Corp	255
2,913		Ferro Corp	60
19,584	*	Forest Laboratories, Inc	714

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

818	e*	GTx, Inc	$12
4,118	e*	GenVec, Inc	6
29,002	*	Genentech, Inc	1,945
16,161	*	Genzyme Corp	1,203
2,274	e	Georgia Gulf Corp	15
4,250	e*	Geron Corp	24
57,870	*	Gilead Sciences, Inc	2,663
3,329		H.B. Fuller Co	75
3,942	e*	Halozyme Therapeutics, Inc	28
7,111		Hercules, Inc	138
9,624	*	Hospira, Inc	410
8,974	*	Human Genome Sciences, Inc	94
5,464		Huntsman Corp	140
861	e*	Idenix Pharmaceuticals, Inc	2
3,844	*	Idexx Laboratories, Inc	225
3,674	*	ImClone Systems, Inc	158
4,347	*	Immucor, Inc	148
3,006	e*	Indevus Pharmaceuticals, Inc	21
1,281	e	Innophos Holdings, Inc	19
1,460		Innospec, Inc	25
236	e	Inter Parfums, Inc	4
1,694	e*	InterMune, Inc	23
5,470		International Flavors & Fragrances, Inc	263
4,067	*	Inverness Medical Innovations, Inc	228
2,859	*	Invitrogen Corp	267
2,531	e*	Javelin Pharmaceuticals, Inc	9
2,481	e*	KV Pharmaceutical Co (Class A)	71
922	e	Kaiser Aluminum Corp	73
1,504	e*	Keryx Biopharmaceuticals, Inc	13
14,912	*	King Pharmaceuticals, Inc	153
1,077	e	Koppers Holdings, Inc	47
358	e	Kronos Worldwide, Inc	6
1,289	*	Landec Corp	17
5,552	e	Ligand Pharmaceuticals, Inc (Class B)	27
60,767		Eli Lilly & Co	3,244
4,300		Lubrizol Corp	233
4,800	*	MGI Pharma, Inc	195
2,536	e*	MannKind Corp	20
987	e	Mannatech, Inc	6
2,109	e*	Martek Biosciences Corp	62
7,861	e*	Medarex, Inc	82
3,315	*	Medicines Co	64
3,427	e	Medicis Pharmaceutical Corp (Class A)	89
1,298	e*	Medivation, Inc	19
132,581		Merck & Co, Inc	7,704
2,420	e	Meridian Bioscience, Inc	73
20,319	*	Millennium Pharmaceuticals, Inc	304
1,175	e	Minerals Technologies, Inc	79
2,951	e*	Minrad International, Inc	10
1,402	e*	Momenta Pharmaceuticals, Inc	10
33,287		Monsanto Co	3,718
9,506	*	Mosaic Co	897
19,233	e*	Mylan Laboratories, Inc	270
3,373	*	NBTY, Inc	92
964	e	NL Industries, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,000	e*	Nabi Biopharmaceuticals	$14
7,692		Nalco Holding Co	186
1,189	e*	Nastech Pharmaceutical Co, Inc	5
2,526	e*	Neurocrine Biosciences, Inc	11
1,115		NewMarket Corp	62
1,495	e*	Noven Pharmaceuticals, Inc	21
1,900	*	OM Group, Inc	109
3,527	e*	OSI Pharmaceuticals, Inc	171
4,620		Olin Corp	89
843	*	Omrix Biopharmaceuticals, Inc	29
3,536	e*	Onyx Pharmaceuticals, Inc	197
2,901	e*	OraSure Technologies, Inc	26
807	e*	Osiris Therapeutics, Inc	10
7,345	e*	PDL BioPharma, Inc	129
10,040		PPG Industries, Inc	705
2,164	e*	Pacific Ethanol, Inc	18
1,792	e*	Pain Therapeutics, Inc	19
2,340	e*	Par Pharmaceutical Cos, Inc	56
1,703	*	Parexel International Corp	82
1,492	e*	Penwest Pharmaceuticals Co	9
4,725		Perrigo Co	165
1,182	e*	PetMed Express, Inc	14
429,329		Pfizer, Inc	9,759
1,726	e*	PharMerica Corp	24
1,639	*	Pharmion Corp	103
6,365	*	PolyOne Corp	42
1,354	e*	Poniard Pharmaceuticals, Inc	6
1,425	e*	Pozen, Inc	17
19,493		Praxair, Inc	1,729
1,891	e*	Prestige Brands Holdings, Inc	14
193,225		Procter & Gamble Co	14,187
1,419	e*	Progenics Pharmaceuticals, Inc	26
92	*	Protalix BioTherapeutics, Inc	—	^
1,976	e*	Quidel Corp	38
7,403		RPM International, Inc	150
13,803	e*	Revlon, Inc (Class A)	16
1,957	*	Rockwood Holdings, Inc	65
8,324	e	Rohm & Haas Co	442
2,502	e*	Salix Pharmaceuticals Ltd	20
2,916	e*	Santarus, Inc	8
98,898		Schering-Plough Corp	2,635
1,824	*	Sciele Pharma, Inc	37
2,676		Scotts Miracle-Gro Co (Class A)	100
3,076		Sensient Technologies Corp	87
6,507	*	Sepracor, Inc	171
6,799		Sherwin-Williams Co	395
8,021		Sigma-Aldrich Corp	438
500		Stepan Co	16
3,078	e*	SuperGen, Inc	11
900	e*	SurModics, Inc	49
2,786		Tronox, Inc (Class B)	24
2,100	e*	Tercica, Inc	14
555	e*	Trubion Pharmaceuticals, Inc	6
3,302	e	UAP Holding Corp	127
2,900	*	US BioEnergy Corp	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

594	e*	USANA Health Sciences, Inc	$22
5,342	e*	USEC, Inc	48
1,278	e*	United Therapeutics Corp	125
5,212	*	VCA Antech, Inc	231
5,951	e*	Valeant Pharmaceuticals International	71
6,561		Valspar Corp	148
1,618	e*	Vanda Pharmaceuticals, Inc	11
1,992	e*	Verasun Energy Corp	30
8,024	e*	Vertex Pharmaceuticals, Inc	186
4,346	e*	Viropharma, Inc	35
425	*	Visicu, Inc	5
4,714	e*	WR Grace & Co	123
5,559	*	Warner Chilcott Ltd (Class A)	99
6,278	*	Watson Pharmaceuticals, Inc	170
893	e	Westlake Chemical Corp	17
82,280		Wyeth	3,636
8,116	e*	XOMA Ltd	28
1,312	*	Xenoport, Inc	73
2,399	e*	Zymogenetics, Inc	28

		TOTAL CHEMICALS AND ALLIED PRODUCTS	93,278

COAL MINING - 0.26%
4,033	e*	Alpha Natural Resources, Inc	131
8,714	e	Arch Coal, Inc	392
11,129		Consol Energy, Inc	796
7,316	e*	International Coal Group, Inc	39
5,174		Massey Energy Co	185
16,209	e	Peabody Energy Corp	999

		TOTAL COAL MINING	2,542

COMMUNICATIONS - 4.38%
378,276		AT&T, Inc	15,721
2,743	e	Alaska Communications Systems Group, Inc	41
25,561	*	American Tower Corp (Class A)	1,089
1,895	e*	Anixter International, Inc	118
507	e*	Aruba Networks, Inc	8
356		Atlantic Tele-Network, Inc	12
1,206	*	Audiovox Corp (Class A)	15
2,522	e*	Brightpoint, Inc	39
1,410	e*	Clearwire Corp (Class A)	19
3,172	e*	CTC Media, Inc	96
13,439		Cablevision Systems Corp (Class A)	329
1,055	e*	Cbeyond Communications, Inc	41
1,478	e	Centennial Communications Corp	14
2,093	*	Central European Media Enterprises Ltd (Class A)	243
6,705		CenturyTel, Inc	278
25,044	e*	Charter Communications, Inc (Class A)	29
16,520	*	Cincinnati Bell, Inc	78
12,479	e	Citadel Broadcasting Corp	26
20,942		Citizens Communications Co	267
30,374		Clear Channel Communications, Inc	1,049
180,666	e*	Comcast Corp (Class A)	3,299
1,530		Consolidated Communications Holdings, Inc	30
2,186	e*	Cox Radio, Inc (Class A)	27
14,035	*	Crown Castle International Corp	584

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,802	e*	Crown Media Holdings, Inc (Class A)	$12
2,624	e*	Cumulus Media, Inc (Class A)	21
813	*	DG FastChannel,Inc	21
44,225	*	DIRECTV Group, Inc	1,022
12,727	*	EchoStar Communications Corp (Class A)	480
9,238		Embarq Corp	458
2,106	e	Emmis Communications Corp (Class A)	8
2,180	e	Entercom Communications Corp (Class A)	30
5,154	*	Entravision Communications Corp (Class A)	40
1,820	e	Fairpoint Communications, Inc	24
8,501	e*	FiberTower Corp	19
354	*	Fisher Communications, Inc	13
8,914	*	Foundry Networks, Inc	156
3,022	*	General Communication, Inc (Class A)	26
1,077	*	GeoEye, Inc	36
2,793	e*	Global Crossing Ltd	62
4,870		Global Payments, Inc	227
1,202	e*	Globalstar, Inc	10
964	*	Golden Telecom, Inc	97
3,118	e	Gray Television, Inc	25
1,540	e*	Harris Stratex Networks, Inc (Class A)	26
396	e*	Hughes Communications, Inc	22
1,520	e	Hearst-Argyle Television, Inc	34
10,819	*	IAC/InterActiveCorp	291
6,383	e*	ICO Global Communications Holdings Ltd	20
3,749	e	IDT Corp (Class B)	32
2,017	e	Ibasis, Inc	10
1,874	e	Iowa Telecommunications Services, Inc	30
1,587	e*	Knology, Inc	20
3,101	e*	Leap Wireless International, Inc	145
93,633	e*	Level 3 Communications, Inc	285
23,497	e*	Liberty Global, Inc (Class A)	921
36,850	*	Liberty Media Holding Corp (Interactive A)	703
7,891	*	Liberty Media Corp - Capital (Series A)	919
1,798	*	Lin TV Corp (Class A)	22
1,367	e*	Lodgenet Entertainment Corp	24
2,626	*	Mastec, Inc	27
4,583	e*	Mediacom Communications Corp (Class A)	21
3,528	*	MetroPCS Communications, Inc	69
9,996	*	NII Holdings, Inc	483
1,715		NTELOS Holdings Corp	51
4,651	e*	NeuStar, Inc (Class A)	133
661	e*	Nexstar Broadcasting Group, Inc (Class A)	6
1,681	e*	Nextwave Wireless, Inc	9
1,200	e*	North Pittsburgh Systems, Inc	27
1,922	e*	Novatel Wireless, Inc	31
1,632	e*	Orbcomm, Inc	10
4,253	e*	PAETEC Holding Corp	41
98,464	e	Qwest Communications International, Inc	690
1,881	e	RCN Corp	29
5,650	e*	Radio One, Inc (Class D)	13
741	*	Rural Cellular Corp (Class A)	33
1,756	e*	SAVVIS, Inc	49
6,304	*	SBA Communications Corp (Class A)	213
695	e	Salem Communications Corp (Class A)	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,404		Shenandoah Telecom Co	$34
3,111	e	Sinclair Broadcast Group, Inc (Class A)	26
2,599	e*	Spanish Broadcasting System, Inc (Class A)	5
172,069		Sprint Nextel Corp	2,259
956	e	SureWest Communications	16
766	e*	Switch & Data Facilities Co, Inc	12
1,160	*	Syniverse Holdings, Inc	18
6,282		Telephone & Data Systems, Inc	393
1,962	e*	Terremark Worldwide, Inc	13
9,585	*	Time Warner Cable, Inc (Class A)	265
4,990	e*	TiVo, Inc	42
1,032	*	US Cellular Corp	87
1,642		USA Mobility, Inc	23
177,613		Verizon Communications, Inc	7,760
1,500	*	Virgin Mobile USA, Inc	13
1,993	e*	Vonage Holdings Corp	5
27,536		Windstream Corp	359
18,370	*	XM Satellite Radio Holdings, Inc (Class A)	225
1,069	e	iPCS, Inc	38
3,186	e*	j2 Global Communications, Inc	67

		TOTAL COMMUNICATIONS	43,343

DEPOSITORY INSTITUTIONS - 7.22%
1,117		1st Source Corp	19
732		Abington Bancorp, Inc	7
922		Alabama National Bancorp	72
1,700	e	Amcore Financial, Inc	39
678	e	AmericanWest Bancorp	12
853	e	Ameris Bancorp	14
1,536	e	Anchor Bancorp Wisconsin, Inc	36
7,795	e	Associated Banc-Corp	211
5,317		Astoria Financial Corp	124
33,699	e	BB&T Corp	1,034
1,341		BOK Financial Corp	69
520	e	Bancfirst Corp	22
1,517		Banco Latinoamericano de Exportaciones S.A.	25
586	*	Bancorp, Inc	8
5,040	e	Bancorpsouth, Inc	119
4,488		Bank Mutual Corp	47
271,468		Bank of America Corp	11,201
3,393		Bank of Hawaii Corp	174
638	e	Bank of the Ozarks, Inc	17
69,259		Bank of New York Mellon Corp/The	3,377
2,977	e	BankAtlantic Bancorp, Inc (Class A)	12
1,599	e	BankFinancial Corp	25
2,017	e	BankUnited Financial Corp (Class A)	14
777	e	Banner Corp	22
550		Berkshire Hills Bancorp, Inc	14
2,260	e	Boston Private Financial Holdings, Inc	61
3,927	e	Brookline Bancorp, Inc	40
4,428	e	CVB Financial Corp	46
831	e	Capital City Bank Group, Inc	23
599	e	Capital Corp of the West	12
828	e	Capitol Bancorp Ltd	17
1,324	e	Capitol Federal Financial	41

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,800	e	Cascade Bancorp	$25
399	e	Cass Information Systems, Inc	13
3,316	e	Cathay General Bancorp	88
3,800	e*	Centennial Bank Holdings, Inc	22
622	e	Center Financial Corp	8
1,887	e	Central Pacific Financial Corp	35
1,722	e	Chemical Financial Corp	41
3,197		Chittenden Corp	114
302,596		Citigroup, Inc	8,908
4,633	e	Citizens Banking Corp	67
825	e	City Bank	18
1,123	e	City Holding Co	38
2,497	e	City National Corp	149
875	e	Clifton Savings Bancorp, Inc	9
675	e	CoBiz, Inc	10
9,930	e	Colonial Bancgroup, Inc	134
1,059	e	Columbia Banking System, Inc	31
9,548		Comerica, Inc	416
11,780		Commerce Bancorp, Inc	449
4,414	e	Commerce Bancshares, Inc	198
345	e*	Community Bancorp	6
2,024	e	Community Bank System, Inc	40
1,003		Community Trust Bancorp, Inc	28
2,340	e	Corus Bankshares, Inc	25
3,671	e	Cullen/Frost Bankers, Inc	186
1,609	e	Dime Community Bancshares	21
983	e*	Dollar Financial Corp	30
1,361	e	Downey Financial Corp	42
3,926		East West Bancorp, Inc	95
512	e	Enterprise Financial Services Corp	12
2,804	e*	Euronet Worldwide, Inc	84
3,778	e	FNB Corp	56
33,150		Fifth Third Bancorp	833
720	e	First Bancorp	14
4,676		First Bancorp	34
900	e	First Busey Corp	18
2,100	e	First Charter Corp	63
367		First Citizens Bancshares, Inc (Class A)	54
4,700	e	First Commonwealth Financial Corp	50
1,486	e	First Community Bancorp, Inc	61
680	e	First Community Bancshares, Inc	22
2,359	e	First Financial Bancorp	27
1,332	e	First Financial Bankshares, Inc	50
903	e	First Financial Corp	26
600	e	First Financial Holdings, Inc	16
7,689	e	First Horizon National Corp	140
915	e	First Indiana Corp	29
1,238	e	First Merchants Corp	27
3,362	e	First Midwest Bancorp, Inc	103
7,184	e	First Niagara Financial Group, Inc	86
987	e	First Place Financial Corp	14
486	e*	First Regional Bancorp	9
504	e	First South Bancorp, Inc	11
998		First State Bancorporation	14
1,077	e*	FirstFed Financial Corp	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			COMPANY	VALUE (000)

5,102	e		FirstMerit Corp	$102
1,967	e		Flagstar Bancorp, Inc	14
1,105	e		Flushing Financial Corp	18
1,364	e	*	Franklin Bank Corp	6
4,200	e	*	Fremont General Corp	15
2,394	e		Frontier Financial Corp	44
11,161			Fulton Financial Corp	125
3,468	e		Glacier Bancorp, Inc	65
699	e		Great Southern Bancorp, Inc	15
437	e		Greene County Bancshares, Inc	8
1,711	e		Hancock Holding Co	65
2,620			Hanmi Financial Corp	23
1,911	e		Harleysville National Corp	28
928	e		Heartland Financial USA, Inc	17
803			Heritage Commerce Corp	15
709	e		Home Bancshares, Inc	15
883	e		Horizon Financial Corp	15
33,320	e		Hudson City Bancorp, Inc	500
22,354			Huntington Bancshares, Inc	330
632	e		IBERIABANK Corp	30
323			Imperial Capital Bancorp, Inc	6
938			Independent Bank Corp	26
1,683	e		Independent Bank Corp	16
4,091	e		IndyMac Bancorp, Inc	24
1,040	e		Integra Bank Corp	15
3,295	e		International Bancshares Corp	69
3,434	*		Investors Bancorp, Inc	49
1,234	e		Irwin Financial Corp	9
208,983			JPMorgan Chase & Co	9,122
2,198	e		KNBT Bancorp, Inc	34
1,441	e		Kearny Financial Corp	17
23,996			Keycorp	563
1,025	e		Lakeland Bancorp, Inc	12
734	e		Lakeland Financial Corp	15
4,664	e		M&T Bank Corp	380
2,236	e		MB Financial, Inc	69
1,004	e		Macatawa Bank Corp	9
731	e		MainSource Financial Group, Inc	11
15,732			Marshall & Ilsley Corp	417
5,244	*		Metavante Technologies, Inc	122
1,081	e		Midwest Banc Holdings, Inc	13
206	e		NASB Financial, Inc	5
2,152	e		NBT Bancorp, Inc	49
1,144	e		Nara Bancorp, Inc	13
35,619	e		National City Corp	586
3,198	e		National Penn Bancshares, Inc	48
3,099	*		Net 1 UEPS Technologies, Inc	91
19,143	e		New York Community Bancorp, Inc	337
6,972	e		NewAlliance Bancshares, Inc	80
13,419			Northern Trust Corp	1,028
1,341	e		Northwest Bancorp, Inc	36
3,801	e		Old National Bancorp	57
799	e		Old Second Bancorp, Inc	21
853	e		Omega Financial Corp	25
1,295			Oriental Financial Group, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			COMPANY	VALUE (000)

713	e	*	Oritani Financial Corp	$9
1,580	e		PFF Bancorp, Inc	19
21,380	e		PNC Financial Services Group, Inc	1,404
2,744	e		Pacific Capital Bancorp	55
688	e		Park National Corp	44
13,264			People’s United Financial, Inc	236
595	e		Peoples Bancorp, Inc	15
986	e	*	Pinnacle Financial Partners, Inc	25
17,620			Popular, Inc	187
424	e		Preferred Bank	11
1,141	e		PrivateBancorp, Inc	37
2,230	e		Prosperity Bancshares, Inc	66
2,140	e		Provident Bankshares Corp	46
4,058	e		Provident Financial Services, Inc	59
2,753	e		Provident New York Bancorp	36
43,112			Regions Financial Corp	1,020
769	e		Renasant Corp	17
612	e		Republic Bancorp, Inc (Class A)	10
598	e		Rockville Financial, Inc	7
629			Roma Financial Corp	10
317	e		Royal Bancshares of Pennsylvania (Class A)	3
1,811	e		S&T Bancorp, Inc	50
846	e		S.Y. Bancorp, Inc	20
605	e		SCBT Financial Corp	19
2,091	e	*	SVB Financial Group	105
1,000	e		Sandy Spring Bancorp, Inc	28
357			Santander BanCorp	3
740	e		Seacoast Banking Corp of Florida	8
938	e		Security Bank Corp	9
370	e		Sierra Bancorp	9
1,893	*		Signature Bank	64
1,066	e		Simmons First National Corp (Class A)	28
4,761	e		South Financial Group, Inc	74
721	e		Southside Bancshares, Inc	15
740			Southwest Bancorp, Inc	14
24,406	e		Sovereign Bancorp, Inc	278
24,314			State Street Corp	1,974
1,199			Sterling Bancorp	16
3,900	e		Sterling Bancshares, Inc	44
1,778	e	*	Sterling Financial Corp	29
3,133	e		Sterling Financial Corp	53
701			Suffolk Bancorp	22
585	e	*	Sun Bancorp, Inc	9
21,817			SunTrust Banks, Inc	1,363
2,075	e	*	Superior Bancorp	11
4,965	e		Susquehanna Bancshares, Inc	92
17,015			Synovus Financial Corp	410
8,192			TCF Financial Corp	147
7,255	e	*	TFS Financial Corp	87
300			Taylor Capital Group, Inc	6
1,482	*		Texas Capital Bancshares, Inc	27
1,372	e		TierOne Corp	30
709	e		Tompkins Trustco, Inc	28
726	e		Trico Bancshares	14
5,202	e		Trustco Bank Corp NY	52

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,902	e	Trustmark Corp	$74
106,357		US Bancorp	3,376
1,110	e	USB Holding Co, Inc	22
6,278	e	UCBH Holdings, Inc	89
2,088	e	UMB Financial Corp	80
3,609	e	Umpqua Holdings Corp	55
814	e	Union Bankshares Corp	17
2,923		UnionBanCal Corp	143
2,534	e	United Bankshares, Inc	71
2,128	e	United Community Banks, Inc	34
1,981	e	United Community Financial Corp	11
460	e	United Security Bancshares	7
792	e	Univest Corp of Pennsylvania	17
7,462	e	Valley National Bancorp	142
690		ViewPoint Financial Group	11
827	e*	Virginia Commerce Bancorp	10
7,937	e	W Holding Co, Inc	10
320		WSFS Financial Corp	16
121,651		Wachovia Corp	4,626
5,275	e	Washington Federal, Inc	111
53,979	e	Washington Mutual, Inc	735
881	e	Washington Trust Bancorp, Inc	22
681	e*	Wauwatosa Holdings, Inc	9
3,232		Webster Financial Corp	103
207,802		Wells Fargo & Co	6,274
1,534	e	WesBanco, Inc	32
977	e	West Coast Bancorp	18
2,016	e	Westamerica Bancorporation	90
850	e*	Western Alliance Bancorp	16
47,279		Western Union Co	1,148
1,174		Westfield Financial, Inc	11
4,160	e	Whitney Holding Corp	109
4,204	e	Wilmington Trust Corp	148
980	e	Wilshire Bancorp, Inc	8
1,580	e	Wintrust Financial Corp	52
6,629	e	Zions Bancorporation	310

		TOTAL DEPOSITORY INSTITUTIONS	71,394

EATING AND DRINKING PLACES - 0.88%
3,081		Burger King Holdings, Inc	88
1,322	*	AFC Enterprises	15
758	e*	BJ’s Restaurants, Inc	12
745	e*	Benihana, Inc (Class A)	9
2,400		Bob Evans Farms, Inc	65
6,950		Brinker International, Inc	136
790	e*	Buffalo Wild Wings, Inc	18
1,623	e	CBRL Group, Inc	53
1,748	e*	CEC Entertainment, Inc	45
3,658	e	CKE Restaurants, Inc	48
1,971	e*	California Pizza Kitchen, Inc	31
621	e*	Carrols Restaurant Group, Inc	6
1,858	e*	Chipotle Mexican Grill, Inc (Class B)	229
8,645		Darden Restaurants, Inc	240
6,036	e*	Denny’s Corp	23
2,437	e	Domino’s Pizza, Inc	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			COMPANY	VALUE (000)

1,061	e		IHOP Corp	$39
3,822	*		Jack in the Box, Inc	98
3,561	e	*	Krispy Kreme Doughnuts, Inc	11
1,203	e		Landry’s Restaurants, Inc	24
883	e	*	McCormick & Schmick’s Seafood Restaurants, Inc	11
73,043			McDonald’s Corp	4,303
654	*		Morton’s Restaurant Group, Inc	6
1,720	e		O’Charleys, Inc	26
1,702	e	*	PF Chang’s China Bistro, Inc	39
1,450	e	*	Papa John’s International, Inc	33
957	e	*	Red Robin Gourmet Burgers, Inc	31
3,600	e		Ruby Tuesday, Inc	35
800	e	*	Ruth’s Chris Steak House, Inc	7
4,411	e	*	Sonic Corp	97
45,334	*		Starbucks Corp	928
3,384	e	*	Texas Roadhouse, Inc (Class A)	37
4,394	e	*	Cheesecake Factory	104
1,689	e	*	Steak N Shake Co	18
11,594	e		Tim Hortons, Inc	428
3,982	e		Triarc Cos (Class B)	35
5,339			Wendy’s International, Inc	138
32,048			Yum! Brands, Inc	1,226

			TOTAL EATING AND DRINKING PLACES	8,724

EDUCATIONAL SERVICES - 0.15%
8,774	*		Apollo Group, Inc (Class A)	615
5,862	e	*	Career Education Corp	147
5,717	e	*	Corinthian Colleges, Inc	88
3,674			DeVry, Inc	191
2,487	*		ITT Educational Services, Inc	212
968			Strayer Education, Inc	165
1,448	e	*	Universal Technical Institute, Inc	25

			TOTAL EDUCATIONAL SERVICES	1,443

ELECTRIC, GAS, AND SANITARY SERVICES - 4.16%
40,839	*		AES Corp	874
4,796			AGL Resources, Inc	181
10,136			Allegheny Energy, Inc	645
1,693	e		Allete, Inc	67
6,962			Alliant Energy Corp	283
15,781	*		Allied Waste Industries, Inc	174
12,827			Ameren Corp	695
822			American Ecology Corp	19
24,400			American Electric Power Co, Inc	1,136
1,100	e		American States Water Co	41
8,118			Aqua America, Inc	172
24,847	e	*	Aquila, Inc	93
5,341			Atmos Energy Corp	150
3,100	e		Avista Corp	67
2,253	e		Black Hills Corp	99
1,063	e		CH Energy Group, Inc	47
13,685	e		CMS Energy Corp	238
1,013			California Water Service Group	38
1,195	*		Casella Waste Systems, Inc (Class A)	16
19,246			Centerpoint Energy, Inc	330

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

616		Central Vermont Public Service Corp	$19
1,104	*	Clean Harbors, Inc	57
3,305	e	Cleco Corp	92
16,257	e	Consolidated Edison, Inc	794
892	e	Consolidated Water Co, Inc	22
11,030		Constellation Energy Group, Inc	1,131
7,381	*	Covanta Holding Corp	204
2,304	e	Crosstex Energy, Inc	86
6,926	e	DPL, Inc	205
9,870		DTE Energy Co	434
36,254		Dominion Resources, Inc	1,720
77,073		Duke Energy Corp	1,555
20,616	*	Dynegy, Inc (Class A)	147
19,930		Edison International	1,064
42,504		El Paso Corp	733
2,788	*	El Paso Electric Co	71
1,913		Empire District Electric Co	44
231	e*	EnerNOC, Inc	11
4,384		Energen Corp	282
9,504		Energy East Corp	259
1,700	*	EnergySolutions, Inc	46
453	e	EnergySouth, Inc	26
12,066		Entergy Corp	1,442
41,142		Exelon Corp	3,359
24,861		FPL Group, Inc	1,685
18,640		FirstEnergy Corp	1,348
5,249	e	Great Plains Energy, Inc	154
5,200	e	Hawaiian Electric Industries, Inc	118
2,092	e	ITC Holdings Corp	118
2,843	e	Idacorp, Inc	100
4,710		Integrys Energy Group, Inc	243
1,400		Laclede Group, Inc	48
11,115		MDU Resources Group, Inc	307
1,200	e	MGE Energy, Inc	43
419		Markwest Hydrocarbon, Inc	26
1,512		Metal Management, Inc	69
15,651	e*	Mirant Corp	610
14,823	e*	NRG Energy, Inc	642
6,541		NSTAR	237
5,101	e	National Fuel Gas Co	238
1,850	e	New Jersey Resources Corp	93
16,776		NiSource, Inc	317
2,750	e	Nicor, Inc	116
2,408		NorthWestern Corp	71
9,442		Northeast Utilities	296
1,750	e	Northwest Natural Gas Co	85
5,851		OGE Energy Corp	212
6,802		Oneok, Inc	305
833	e	Ormat Technologies, Inc	46
1,956	e	Otter Tail Corp	68
21,494		PG&E Corp	926
4,199		PNM Resources, Inc	90
23,607		PPL Corp	1,230
11,772		Pepco Holdings, Inc	345
936	e*	Pico Holdings, Inc	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,665		Piedmont Natural Gas Co, Inc	$122
1,025	e*	Pike Electric Corp	17
6,239		Pinnacle West Capital Corp	265
1,726		Portland General Electric Co	48
15,770		Progress Energy, Inc	764
5,000	m,v*	Progress Energy, Inc	0
15,518		Public Service Enterprise Group, Inc	1,524
7,154		Puget Energy, Inc	196
10,539		Questar Corp	570
20,883	*	Reliant Energy, Inc	548
10,176		Republic Services, Inc	319
1,126	e	Resource America, Inc (Class A)	17
7,275		SCANA Corp	307
1,020	e	SJW Corp	35
16,145		Sempra Energy	999
13,561		Sierra Pacific Resources	230
1,884	e	South Jersey Industries, Inc	68
46,004		Southern Co	1,783
6,440		Southern Union Co	189
2,572		Southwest Gas Corp	77
1,025	e	Southwest Water Co	13
5,708	*	Stericycle, Inc	339
12,829	e	TECO Energy, Inc	221
6,491		UGI Corp	177
1,633	e	UIL Holdings Corp	60
2,373		Unisource Energy Corp	75
4,904	e	Vectren Corp	142
3,019		WGL Holdings, Inc	99
3,949	*	Waste Connections, Inc	122
499		Waste Industries USA, Inc	18
1,458	e*	Waste Services, Inc	12
5,625		Westar Energy, Inc	146
36,647		Williams Cos, Inc	1,311
7,164		Wisconsin Energy Corp	349
25,349	e	Xcel Energy, Inc	572

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	41,119

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.74%
7,316	*	ADC Telecommunications, Inc	114
4,100	*	AMIS Holdings, Inc	41
2,293	*	ATMI, Inc	74
3,547	e	AVX Corp	48
723	e*	AZZ, Inc	20
1,500	e*	Acme Packet, Inc	19
1,556	*	Actel Corp	21
2,651		Acuity Brands, Inc	119
7,209	*	Adaptec, Inc	24
3,699	e	Adtran, Inc	79
2,343	e*	Advanced Analogic Technologies, Inc	26
2,251	*	Advanced Energy Industries, Inc	29
34,301	e*	Advanced Micro Devices, Inc	257
21,706		Altera Corp	419
2,495	e*	American Superconductor Corp	68
6,834		Ametek, Inc	320
6,298	e*	Amkor Technology, Inc	54

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,954		Amphenol Corp (Class A)	$508
3,097	e*	Anadigics, Inc	36
20,013		Analog Devices, Inc	634
52,912	*	Apple Computer, Inc	10,481
4,877	e*	Applied Micro Circuits Corp	43
8,272	*	Arris Group, Inc	83
3,325	e*	Atheros Communications, Inc	102
28,949	*	Atmel Corp	125
12,022	*	Avanex Corp	12
8,620	*	Avnet, Inc	301
2,797		Baldor Electric Co	94
674	e	Bel Fuse, Inc (Class B)	20
4,279	*	Benchmark Electronics, Inc	76
782	e*	BigBand Networks, Inc	4
28,853	*	Broadcom Corp (Class A)	754
457	e*	CPI International, Inc	8
2,100	e	CTS Corp	21
1,663	e*	Ceradyne, Inc	78
2,612	*	Checkpoint Systems, Inc	68
5,374	e*	Ciena Corp	183
371,381	*	Cisco Systems, Inc	10,053
1,458	e*	Comtech Telecommunications Corp	79
32,205	e*	Conexant Systems, Inc	27
10,968		Cooper Industries Ltd (Class A)	580
5,056	e*	Cree, Inc	139
1,000		Cubic Corp	39
9,243	*	Cypress Semiconductor Corp	333
1,958	*	DSP Group, Inc	24
1,168	e*	DTS, Inc	30
1,921	e*	Diodes, Inc	58
2,576	e*	Ditech Networks, Inc	9
2,248	*	Dolby Laboratories, Inc (Class A)	112
956	*	EMS Technologies, Inc	29
8,961		Eaton Corp	869
2,000	*	Electro Scientific Industries, Inc	40
1,937	*	EnerSys	48
3,562	*	Energizer Holdings, Inc	399
2,523	e*	Energy Conversion Devices, Inc	85
5,831	e*	Evergreen Solar, Inc	101
2,444	e*	Exar Corp	19
7,886	*	Fairchild Semiconductor International, Inc	114
14,527	e*	Finisar Corp	21
2,244	*	First Solar, Inc	599
1,238	e	Franklin Electric Co, Inc	47
2,934	e*	FuelCell Energy, Inc	29
15,290	*	Gemstar-TV Guide International, Inc	73
1,744	*	Genlyte Group, Inc	166
6,150	e*	GrafTech International Ltd	109
1,507	e*	Greatbatch, Inc	30
3,985		Harman International Industries, Inc	294
5,636	e*	Harmonic, Inc	59
8,349		Harris Corp	523
1,865	e*	Helen of Troy Ltd	32
6,021	e*	Hexcel Corp	146
829	*	Hittite Microwave Corp	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

47,699		Honeywell International, Inc	$2,937
1,800	*	Hutchinson Technology, Inc	47
1,200	e*	Infinera Corp	18
600	*	IPG Photonics Corp	12
1,636	e*	IXYS Corp	13
2,223	e	Imation Corp	47
12,101	*	Integrated Device Technology, Inc	137
355,437		Intel Corp	9,476
2,862	e*	InterDigital, Inc	67
2,296	*	InterVoice, Inc	18
4,573	e*	International Rectifier Corp	155
8,268		Intersil Corp (Class A)	202
13,081	e*	JDS Uniphase Corp	174
3,477	e*	Jarden Corp	82
6,007	*	Kemet Corp	40
7,656		L-3 Communications Holdings, Inc	811
1,293	e	LSI Industries, Inc	24
47,037	*	LSI Logic Corp	250
7,863	e*	Lattice Semiconductor Corp	26
2,740		Lincoln Electric Holdings, Inc	195
14,118	e	Linear Technology Corp	449
1,534	e*	Littelfuse, Inc	51
732	e*	Loral Space & Communications, Inc	25
13,650	*	MEMC Electronic Materials, Inc	1,208
2,847	e*	MIPS Technologies, Inc	14
7,339	e*	MRV Communications, Inc	17
28,543	*	Marvell Technology Group Ltd	399
3,108	*	Mattson Technology, Inc	27
1,334	e*	Medis Technologies Ltd	21
133	e,m,v*	Medis Technologies Ltd	0
1,540	*	Mercury Computer Systems, Inc	25
2,500		Methode Electronics, Inc	41
4,755		Micrel, Inc	40
13,347	e	Microchip Technology, Inc	419
46,315	e*	Micron Technology, Inc	336
4,543	*	Microsemi Corp	101
4,100	*	Microtune, Inc	27
8,407		Molex, Inc	230
1,168	*	Monolithic Power Systems, Inc	25
2,161	*	Moog, Inc (Class A)	99
141,618		Motorola, Inc	2,272
555	e*	Multi-Fineline Electronix, Inc	10
300	e	National Presto Industries, Inc	16
17,087		National Semiconductor Corp	387
1,013	e*	Netlogic Microsystems, Inc	33
22,712	*	Network Appliance, Inc	567
7,718	e*	Novellus Systems, Inc	213
33,105	*	Nvidia Corp	1,126
13,834	e*	ON Semiconductor Corp	123
1,144	*	OpNext, Inc	10
869	e*	OSI Systems, Inc	23
3,460	e*	Omnivision Technologies, Inc	54
6,944	e*	On2 Technologies, Inc	7
6,068		Openwave Systems, Inc	16
1,210	e*	Oplink Communications, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			COMPANY	VALUE (000)

1,628	e	*	PLX Technology, Inc	$15
13,218	e	*	PMC - Sierra, Inc	86
1,250	e		Park Electrochemical Corp	35
1,447	*		Pericom Semiconductor Corp	27
2,260	*		Photronics, Inc	28
2,609			Plantronics, Inc	68
3,100	*		Plexus Corp	81
5,444	*		Polycom, Inc	151
1,400	*		Polypore International, Inc	25
458	*		Powell Industries, Inc	20
4,438	e	*	Power-One, Inc	18
7,309	e	*	Powerwave Technologies, Inc	29
9,396	*		QLogic Corp	133
101,967			Qualcomm, Inc	4,012
14,875	e	*	RF Micro Devices, Inc	85
8,217	e		RadioShack Corp	139
5,680	e	*	Rambus, Inc	119
1,083	e		Raven Industries, Inc	42
1,983			Regal-Beloit Corp	89
1,100	e	*	Rogers Corp	48
32,531	*		Sanmina-SCI Corp	59
1,867	*		Seachange International, Inc	13
4,166	*		Semtech Corp	65
5,145	e	*	Silicon Image, Inc	23
3,220	*		Silicon Laboratories, Inc	121
5,900	e	*	Silicon Storage Technology, Inc	18
90,524	e	*	Sirius Satellite Radio, Inc	274
10,341	*		Skyworks Solutions, Inc	88
3,071	*		Smart Modular Technologies WWH, Inc	31
5,639	e	*	Spansion, Inc (Class A)	22
2,490	e	*	Spectrum Brands, Inc	13
1,279	*		Standard Microsystems Corp	50
1,500	e	*	Starent Networks Corp	27
898	*		Stoneridge, Inc	7
1,668	e	*	Sunpower Corp (Class A)	217
745	e	*	Supertex, Inc	23
12,134	e	*	Sycamore Networks, Inc	47
2,907	e	*	Symmetricom, Inc	14
1,530	e	*	Synaptics, Inc	63
3,593	e	*	Syntax-Brillian Corp	11
2,833	*		TTM Technologies, Inc	33
2,804	e		Technitrol, Inc	80
913	e	*	Techwell, Inc	10
3,400	e	*	Tekelec	43
2,403			Teleflex, Inc	151
26,740	*		Tellabs, Inc	175
2,944	*		Tessera Technologies, Inc	122
87,696			Texas Instruments, Inc	2,929
3,556	*		Thomas & Betts Corp	174
3,408	e	*	Trident Microsystems, Inc	22
9,492	*		Triquint Semiconductor, Inc	63
29,991			Tyco Electronics Ltd	1,114
1,167	e	*	Ultra Clean Holdings	14
1,466	e	*	Universal Display Corp	30
1,000	e	*	Universal Electronics, Inc	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,742	e*	Utstarcom, Inc	$21
5,243	*	Varian Semiconductor Equipment Associates, Inc	194
1,399	*	Viasat, Inc	48
1,471	e	Vicor Corp	23
10,877	*	Vishay Intertechnology, Inc	124
1,011	e*	Volterra Semiconductor Corp	11
4,543	e	Whirlpool Corp	371
18,234		Xilinx, Inc	399
1,286	e*	Zoltek Cos, Inc	55
3,150	*	Zoran Corp	71
724	e*	iRobot Corp	13

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	66,638

ENGINEERING AND MANAGEMENT SERVICES - 0.93%
2,118	e*	Aecom Technology Corp	61
1,230	*	Advisory Board Co	79
8,040	*	Amylin Pharmaceuticals, Inc	297
4,841	*	Applera Corp (Celera Genomics Group)	77
4,682	e*	Ariad Pharmaceuticals, Inc	20
445	*	Michael Baker Corp	18
900		CDI Corp	22
706	e*	CRA International, Inc	34
3,622	e*	CV Therapeutics, Inc	33
23,578	*	Celgene Corp	1,090
758	e*	Cornell Cos, Inc	18
2,517	e	Corporate Executive Board Co	151
1,618	e	Diamond Management & Technology Consultants, Inc	12
5,381	e*	Exelixis, Inc	46
1,100	*	Exponent, Inc	30
5,476	e	Fluor Corp	798
3,419	*	Gen-Probe, Inc	215
1,100	*	Genpact Ltd	17
1,326	*	Greenfield Online, Inc	19
3,404	e*	Harris Interactive, Inc	15
5,800	*	Hewitt Associates, Inc (Class A)	222
1,113	*	Huron Consulting Group, Inc	90
4,807	e*	Incyte Corp	48
4,737	e*	Isis Pharmaceuticals, Inc	75
7,324	*	Jacobs Engineering Group, Inc	700
10,330	*	KBR, Inc	401
798	*	Kendle International, Inc	39
2,541	e*	Kosan Biosciences, Inc	9
1,549	e*	LECG Corp	23
584		Landauer, Inc	30
1,975	e*	Lifecell Corp	85
1,864	e*	Luminex Corp	30
1,221	e	MAXIMUS, Inc	47
685	e*	MTC Technologies, Inc	16
2,143	*	Maxygen, Inc	17
13,624	*	McDermott International, Inc	804
14,148	e	Moody’s Corp	505
2,554	e*	Myriad Genetics, Inc	119
3,394	e*	Navigant Consulting, Inc	46
1,978	e*	Neurogen Corp	7
1,729	e*	Omnicell, Inc	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			COMPANY	VALUE (000)

20,718			Paychex, Inc	$750
1,234	e	*	PharmaNet Development Group, Inc	48
9,556			Quest Diagnostics, Inc	506
1,812	*		Regeneration Technologies, Inc	16
3,876	e	*	Regeneron Pharmaceuticals, Inc	94
8,827	e	*	Rentech, Inc	16
3,214			Resources Connection, Inc	58
2,518	e	*	Rigel Pharmaceuticals, Inc	64
10,300	e	*	SAIC, Inc	207
3,562	e	*	Savient Pharmaceuticals, Inc	82
2,563	e	*	Seattle Genetics, Inc	29
1,940	e	*	Senomyx, Inc	15
4,929	*		Shaw Group, Inc	298
507	*		Stanley, Inc	16
1,956	e	*	Symyx Technologies, Inc	15
692	e	*	Tejon Ranch Co	28
3,521	e	*	Telik, Inc	12
3,591	*		Tetra Tech, Inc	77
4,873	*		URS Corp	265
1,742	e	*	Verenium Corp	9
2,733			Watson Wyatt & Co Holdings (Class A)	127
600	e	*	comScore, Inc	20
3,090	*		eResearch Technology, Inc	37

			TOTAL ENGINEERING AND MANAGEMENT SERVICES	9,201

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
2,403	e	*	Home Solutions of America, Inc	2

			TOTAL ENVIRONMENTAL QUALITY AND HOUSING	2

FABRICATED METAL PRODUCTS - 0.53%
2,088	e	*	Alliant Techsystems, Inc	238
532	e		Ameron International Corp	49
4,374			Aptargroup, Inc	179
6,862			Ball Corp	309
1,064	e		CIRCOR International, Inc	49
766	*		Chart Industries, Inc	24
7,354			Commercial Metals Co	217
1,343	e	*	Commercial Vehicle Group, Inc	19
3,158			Crane Co	135
10,461	*		Crown Holdings, Inc	268
757	e		Dynamic Materials Corp	45
1,746	e	*	Griffon Corp	22
546			Gulf Island Fabrication, Inc	17
916	e		Insteel Industries, Inc	11
30,351			Illinois Tool Works, Inc	1,625
904	e	*	Ladish Co, Inc	39
496	e		Lifetime Brands, Inc	6
2,280	e	*	Mobile Mini, Inc	42
6,723	e		Mueller Water Products, Inc (Class A)	64
1,321	e	*	NCI Building Systems, Inc	38
509	*		Park-Ohio Holdings Corp	13
10,630			Parker Hannifin Corp	801
6,093			Pentair, Inc	212
1,422			Silgan Holdings, Inc	74
2,152	e		Simpson Manufacturing Co, Inc	57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,859	e*	Smith & Wesson Holding Corp	$11
3,654		Snap-On, Inc	176
4,979	e	Stanley Works	241
1,389	e*	Sturm Ruger & Co, Inc	12
685	e	Sun Hydraulics Corp	17
3,948	e*	Taser International, Inc	57
809	*	Trimas Corp	9
1,173	e	Valmont Industries, Inc	105
1,666	e	Watts Water Technologies, Inc (Class A)	50

		TOTAL FABRICATED METAL PRODUCTS	5,231

FOOD AND KINDRED PRODUCTS - 3.50%
1,269	e*	Altus Pharmaceuticals, Inc	7
46,478		Anheuser-Busch Cos, Inc	2,433
39,914		Archer Daniels Midland Co	1,853
700	*	Boston Beer Co, Inc (Class A)	26
7,450	e	Bunge Ltd	867
14,117		Campbell Soup Co	504
263		Coca-Cola Bottling Co Consolidated	15
141,700		Coca-Cola Co	8,696
19,411		Coca-Cola Enterprises, Inc	505
30,473		ConAgra Foods, Inc	725
11,746	e*	Constellation Brands, Inc (Class A)	278
4,559		Corn Products International, Inc	168
4,436	*	Darling International, Inc	51
12,900		Del Monte Foods Co	122
629	e	Farmer Bros Co	14
5,007	e	Flowers Foods, Inc	117
20,338		General Mills, Inc	1,159
19,869		H.J. Heinz Co	927
4,024	e*	Hansen Natural Corp	178
10,758	e	Hershey Co	424
4,677		Hormel Foods Corp	189
740	e	Imperial Sugar Co	14
800	e	J&J Snack Foods Corp	25
3,519		J.M. Smucker Co	181
1,401	e*	Jones Soda Co	10
15,055		Kellogg Co	789
98,121		Kraft Foods, Inc (Class A)	3,202
1,575	e	Lancaster Colony Corp	63
1,746	e	Lance, Inc	36
686	e*	M&F Worldwide Corp	37
597	e	MGP Ingredients, Inc	6
8,308		McCormick & Co, Inc	315
6,110		Molson Coors Brewing Co (Class B)	315
621		National Beverage Corp	5
919	e*	Peet’s Coffee & Tea, Inc	27
8,468		Pepsi Bottling Group, Inc	334
3,834		PepsiAmericas, Inc	128
99,711		PepsiCo, Inc	7,568
2,153	*	Performance Food Group Co	58
1,622	*	Ralcorp Holdings, Inc	99
1,066	e	Reddy Ice Holdings, Inc	27
1,203	e	Sanderson Farms, Inc	41
44,957		Sara Lee Corp	722

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,686	e*	Smithfield Foods, Inc	$193
2,372	e	Tootsie Roll Industries, Inc	65
2,025	*	TreeHouse Foods, Inc	47
15,114		Tyson Foods, Inc (Class A)	232
14,836		Wrigley (Wm.) Jr Co	869

		TOTAL FOOD AND KINDRED PRODUCTS	34,666

FOOD STORES - 0.33%
97		Arden Group, Inc (Class A)	15
1,515	e	Great Atlantic & Pacific Tea Co, Inc	47
700		Ingles Markets, Inc (Class A)	18
41,630		Kroger Co	1,112
1,886	e*	Panera Bread Co (Class A)	68
1,414	e*	Pantry, Inc	37
2,557		Ruddick Corp	89
27,020		Safeway, Inc	924
12,857		Supervalu, Inc	482
212		Village Super Market (Class A)	11
611	e	Weis Markets, Inc	24
8,728	e	Whole Foods Market, Inc	356
2,103	*	Winn-Dixie Stores, Inc	35

		TOTAL FOOD STORES	3,218

FORESTRY - 0.12%
4,673		Rayonier, Inc	221
13,213		Weyerhaeuser Co	974

		TOTAL FORESTRY	1,195

FURNITURE AND FIXTURES - 0.28%
1,625	e	Ethan Allen Interiors, Inc	46
2,907	e	Furniture Brands International, Inc	29
2,905	e	HNI Corp	102
3,977		Herman Miller, Inc	129
3,882		Hillenbrand Industries, Inc	216
680	e	Hooker Furniture Corp	14
3,257		Interface, Inc (Class A)	53
36,219		Johnson Controls, Inc	1,305
1,737	e	Kimball International, Inc (Class B)	24
3,352	e	La-Z-Boy, Inc	27
10,815	e	Leggett & Platt, Inc	189
23,113		Masco Corp	499
2,732	e	Sealy Corp	31
3,095	e*	Select Comfort Corp	22
4,232	e	Tempur-Pedic International, Inc	110

		TOTAL FURNITURE AND FIXTURES	2,796

FURNITURE AND HOME FURNISHINGS STORES - 0.17%
16,945	e*	Bed Bath & Beyond, Inc	498
10,474	e	Circuit City Stores, Inc	44
9,625	*	GameStop Corp (Class A)	598
1,232	e	Haverty Furniture Cos, Inc	11
2,965		Knoll, Inc	49
3,326	e*	Mohawk Industries, Inc	247
6,020	e*	Pier 1 Imports, Inc	31
4,902		Steelcase, Inc (Class A)	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,789	e	Tuesday Morning Corp	$9
5,558	e	Williams-Sonoma, Inc	144

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,709

GENERAL BUILDING CONTRACTORS - 0.17%
115	e	Amrep Corp	4
310	e*	Avatar Holdings, Inc	13
2,556	e*	Beazer Homes USA, Inc	19
485	e	Brookfield Homes Corp	8
7,355		Centex Corp	186
19,198		DR Horton, Inc	253
2,297	e*	Hovnanian Enterprises, Inc (Class A)	16
4,706	e	KB Home	102
8,304	e	Lennar Corp (Class A)	149
862	e	M/I Homes, Inc	9
2,061	e	MDC Holdings, Inc	77
1,316		McGrath RentCorp	34
1,472	e*	Meritage Homes Corp	21
279	e*	NVR, Inc	146
1,250	e*	Palm Harbor Homes, Inc	13
1,625	*	Perini Corp	67
13,220	e	Pulte Homes, Inc	139
2,630	e	Ryland Group, Inc	72
4,272	e*	Standard-Pacific Corp	14
794	e*	Team, Inc	29
7,726	e*	Toll Brothers, Inc	155
1,883	e*	WCI Communities, Inc	7
3,445		Walter Industries, Inc	124

		TOTAL GENERAL BUILDING CONTRACTORS	1,657

GENERAL MERCHANDISE STORES - 1.47%
2,874	e*	99 Cents Only Stores	23
4,214	*	BJ’s Wholesale Club, Inc	143
6,733	e*	Big Lots, Inc	108
632	e	Bon-Ton Stores, Inc	6
2,068	e*	Cabela’s, Inc	31
3,355		Casey’s General Stores, Inc	99
481	e*	Conn’s, Inc	8
27,321		Costco Wholesale Corp	1,906
3,877	e	Dillard’s, Inc (Class A)	73
9,228	e	Family Dollar Stores, Inc	177
2,720	e	Fred’s, Inc	26
13,817		JC Penney Co, Inc	608
26,388		Macy’s, Inc	683
1,292	e*	Retail Ventures, Inc	7
8,388	e	Saks, Inc	174
1,757	e	Stein Mart, Inc	8
27,811		TJX Cos, Inc	799
52,323		Target Corp	2,616
147,502		Wal-Mart Stores, Inc	7,011

		TOTAL GENERAL MERCHANDISE STORES	14,506

HEALTH SERVICES - 1.36%
839	e*	Alliance Imaging, Inc	8
1,533	e*	Amedisys, Inc	74

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			COMPANY	VALUE (000)

748	e	*	American Dental Partners, Inc	$8
10,498			AmerisourceBergen Corp	471
1,984	*		Amsurg Corp	54
2,667	*		Apria Healthcare Group, Inc	58
3,714	e	*	Assisted Living Concepts, Inc (A Shares)	28
535	e	*	Bio-Reference Labs, Inc	17
2,607	e		Brookdale Senior Living, Inc	74
17,615			Cigna Corp	946
5,854	e	*	Community Health Systems, Inc	216
750	*		Corvel Corp	17
3,963	*		Covance, Inc	343
9,571	*		Coventry Health Care, Inc	567
2,321	e	*	Cross Country Healthcare, Inc	33
1,413	e	*	CryoLife, Inc	11
6,435	*		DaVita, Inc	363
3,516	e	*	Edwards Lifesciences Corp	162
300	e	*	Emeritus Corp	8
1,864	e	*	Enzo Biochem, Inc	24
13,424	*		Express Scripts, Inc	980
810	e	*	Genomic Health, Inc	18
1,497	e	*	Gentiva Health Services, Inc	29
14,969	e		Health Management Associates, Inc (Class A)	90
4,400	*		Healthsouth Corp	92
2,237	e	*	Healthways, Inc	131
1,722	e	*	Hythiam, Inc	5
3,543	e	*	Immunomedics, Inc	8
2,054	e	*	Kindred Healthcare, Inc	51
1,383	e		LCA-Vision, Inc	28
735	e	*	LHC Group, Inc	18
7,195	*		Laboratory Corp of America Holdings	543
3,672	*		LifePoint Hospitals, Inc	109
5,141	*		Lincare Holdings, Inc	181
2,394	*		Magellan Health Services, Inc	112
1,371	e	*	Matria Healthcare, Inc	33
18,173			McKesson Corp	1,191
419	*		Medcath Corp	10
17,135	*		Medco Health Solutions, Inc	1,737
300	e		National Healthcare Corp	16
5,807	e	*	Nektar Therapeutics	39
1,311	e	*	Nighthawk Radiology Holdings, Inc	28
2,544	*		Odyssey HealthCare, Inc	28
7,429	e		Omnicare, Inc	169
3,052	*		Pediatrix Medical Group, Inc	208
6,515			Pharmaceutical Product Development, Inc	263
3,409	e	*	Psychiatric Solutions, Inc	111
745	e	*	Radiation Therapy Services, Inc	23
1,200	*		RehabCare Group, Inc	27
3,479	*		Sierra Health Services, Inc	146
1,374	e	*	Skilled Healthcare Group, Inc (Class A)	20
939	e	*	Stereotaxis, Inc	11
2,651	*		Sun Healthcare Group, Inc	46
2,773	e	*	Sunrise Senior Living, Inc	85
30,068	e	*	Tenet Healthcare Corp	153
2,659			Universal Health Services, Inc (Class B)	136
35,237	*		WellPoint, Inc	3,091

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

744	*	eHealth, Inc	$24

		TOTAL HEALTH SERVICES	13,472

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.08%
321	e*	Comverge, Inc	10
4,311	*	Foster Wheeler Ltd	668
2,325		Granite Construction, Inc	84
2,122	*	Matrix Service Co	46

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	808

HOLDING AND OTHER INVESTMENT OFFICES - 2.20%
5,664		AMB Property Corp	326
2,039	e	Acadia Realty Trust	52
1,925	e*	Affiliated Managers Group, Inc	226
505	e	Agree Realty Corp	15
3,433	e	Alesco Financial, Inc	11
123	e*	Alexander’s, Inc	43
1,828	e	Alexandria Real Estate Equities, Inc	186
8,795	e	Allied Capital Corp	189
1,413		American Campus Communities, Inc	38
8,501		American Financial Realty Trust	68
23,991		Annaly Mortgage Management, Inc	436
3,218	e	Anthracite Capital, Inc	23
3,102		Anworth Mortgage Asset Corp	26
5,937	e	Apartment Investment & Management Co (Class A)	206
7,815	e	Apollo Investment Corp	133
850		Arbor Realty Trust, Inc	14
6,591		Ashford Hospitality Trust, Inc	47
936		Associated Estates Realty Corp	9
4,819		AvalonBay Communities, Inc	454
3,142		BRE Properties, Inc (Class A)	127
433	e	BRT Realty Trust	7
4,502		BioMed Realty Trust, Inc	104
6,268		Boston Properties, Inc	575
5,335	e	Brandywine Realty Trust	96
3,981		CBL & Associates Properties, Inc	95
1,814		CBRE Realty Finance, Inc	10
3,482		Camden Property Trust	168
2,642	e	Capital Lease Funding, Inc	22
190		Capital Southwest Corp	22
800	e	Capital Trust, Inc (Class A)	25
2,712	e	Cedar Shopping Centers, Inc	28
442	e	Cherokee, Inc	14
2,945		Colonial Properties Trust	67
2,299		Corporate Office Properties Trust	72
2,443		Cousins Properties, Inc	54
1,504	e	Crystal River Capital, Inc	22
10,500	e	DCT Industrial Trust, Inc	98
3,319	e	Deerfield Capital Corp	27
7,395		Developers Diversified Realty Corp	283
5,943		DiamondRock Hospitality Co	89
3,247		Digital Realty Trust, Inc	125
5,829		Douglas Emmett, Inc	132
8,769		Duke Realty Corp	229
1,377	e	EastGroup Properties, Inc	58

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,200		Education Realty Trust, Inc	$13
1,723	e	Entertainment Properties Trust	81
1,227		Equity Lifestyle Properties, Inc	56
2,470	e	Equity One, Inc	57
16,363		Equity Residential	597
1,493		Essex Property Trust, Inc	146
3,926	e	Extra Space Storage, Inc	56
3,328		Federal Realty Investment Trust	273
3,926		FelCor Lodging Trust, Inc	61
2,899	e	First Industrial Realty Trust, Inc	100
1,470		First Potomac Realty Trust	25
3,189	e	Franklin Street Properties Corp	47
9,089	e*	Friedman Billings Ramsey Group, Inc (Class A)	29
3,200	e	GMH Communities Trust	18
13,247		General Growth Properties, Inc	546
1,193	e	Getty Realty Corp	32
638	e	Gladstone Capital Corp	11
2,171	e	Glimcher Realty Trust	31
1,100	e	Gramercy Capital Corp	27
12,321		HCP, Inc	429
998	e*	HFF, Inc (Class A)	8
13,475		HRPT Properties Trust	104
4,880		Health Care REIT, Inc	218
3,212	e	Healthcare Realty Trust, Inc	82
2,467		Hersha Hospitality Trust	23
3,247	e	Highwoods Properties, Inc	95
2,378	e*	Hilltop Holdings, Inc	26
2,389		Home Properties, Inc	107
5,735		Hospitality Properties Trust	185
31,929		Host Marriott Corp	544
5,056	e,v	IMPAC Mortgage Holdings, Inc	3
4,513	e	Inland Real Estate Corp	64
3,315		Investors Real Estate Trust	30
1,655	e	JER Investors Trust, Inc	18
3,168	e*	Jamba, Inc	12
2,062		Kilroy Realty Corp	113
13,130		Kimco Realty Corp	478
1,900		Kite Realty Group Trust	29
1,314	e	LTC Properties, Inc	33
2,579	e	LaSalle Hotel Properties	82
4,101	e	Lexington Corporate Properties Trust	60
5,546	e	Liberty Property Trust	160
2,561	e,v	Luminent Mortgage Capital, Inc	2
5,284		MFA Mortgage Investments, Inc	49
1,507		MVC Capital, Inc	24
4,379		Macerich Co	311
3,822		Mack-Cali Realty Corp	130
2,313	e	Maguire Properties, Inc	68
2,550	e	Medical Properties Trust, Inc	26
2,802	*	Meruelo Maddux Properties, Inc	11
1,526		Mid-America Apartment Communities, Inc	65
1,230	e	Mission West Properties, Inc	12
1,400	e	National Health Investors, Inc	39
3,765		National Retail Properties, Inc	88
4,957		Nationwide Health Properties, Inc	156

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,523	e	Newcastle Investment Corp	$33
2,538	e*	NexCen Brands, Inc	12
3,513	e	NorthStar Realty Finance Corp	31
433	e*	Novastar Financial, Inc	1
4,121	e	Omega Healthcare Investors, Inc	66
1,073		PS Business Parks, Inc	56
946	e	Parkway Properties, Inc	35
1,209	e	PennantPark Investment Corp	12
1,975		Pennsylvania Real Estate Investment Trust	59
10,805	e	Plum Creek Timber Co, Inc	497
2,677	e	Post Properties, Inc	94
2,494		Potlatch Corp	111
15,511		Prologis	983
1,216	e	Prospect Capital Corp	16
7,739		Public Storage, Inc	568
979	e	Quadra Realty Trust, Inc	8
3,865	e	RAIT Investment Trust	33
992		Ramco-Gershenson Properties	21
6,195	e	Realty Income Corp	167
1,529	e	Redwood Trust, Inc	52
4,304		Regency Centers Corp	278
1,355	e	Resource Capital Corp	13
3,638		SL Green Realty Corp	340
700		Saul Centers, Inc	37
4,718		Senior Housing Properties Trust	107
13,486		Simon Property Group, Inc	1,171
1,302		Sovran Self Storage, Inc	52
4,727		Strategic Hotels & Resorts, Inc	79
1,069		Sun Communities, Inc	23
3,736		Sunstone Hotel Investors, Inc	68
1,844	e	Tanger Factory Outlet Centers, Inc	70
687	e	Tarragon Corp	1
3,403		Taubman Centers, Inc	167
8,031	e	Thornburg Mortgage, Inc	74
3,042	e	U-Store-It Trust	28
8,850		UDR, Inc	176
1,095	e	Universal Health Realty Income Trust	39
1,407	e	Urstadt Biddle Properties, Inc (Class A)	22
8,304		Ventas, Inc	376
17,912	e	Virgin Media, Inc	307
8,192		Vornado Realty Trust	720
3,681		WABCO Holdings, Inc	184
2,850	e	Washington Real Estate Investment Trust	90
4,713		Weingarten Realty Investors	148
3,164		Winthrop Realty Trust	17
35,252	e	iShares Russell 3000 Index Fund	2,975
7,812		iStar Financial, Inc	204

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	21,762

HOTELS AND OTHER LODGING PLACES - 0.39%
1,418	e	Ameristar Casinos, Inc	39
1,131	e*	Bluegreen Corp	8
2,948		Boyd Gaming Corp	100
2,172	e	Choice Hotels International, Inc	72
2,696	e*	Gaylord Entertainment Co	109

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,718	e*	Great Wolf Resorts, Inc	$17
1,142	e*	Isle of Capri Casinos, Inc	16
6,384	*	Las Vegas Sands Corp	658
920	e*	Lodgian, Inc	10
7,236	*	MGM Mirage	608
1,242	e	Marcus Corp	19
20,149		Marriott International, Inc (Class A)	689
604	e*	Monarch Casino & Resort, Inc	15
1,158	*	Morgans Hotel Group Co	22
2,588	e	Orient-Express Hotels Ltd (Class A)	149
566	e*	Riviera Holdings Corp	17
12,155		Starwood Hotels & Resorts Worldwide, Inc	535
1,798	e*	Trump Entertainment Resorts, Inc	8
1,755	e*	Vail Resorts, Inc	94
11,158		Wyndham Worldwide Corp	263
3,369		Wynn Resorts Ltd	378

		TOTAL HOTELS AND OTHER LODGING PLACES	3,826

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.13%
5,607	*	AGCO Corp	381
627	*	Altra Holdings, Inc	10
1,361	e*	ASV, Inc	19
1,014	e	Aaon, Inc	20
3,594		Actuant Corp (Class A)	122
1,703		Albany International Corp (Class A)	63
1,534	e*	Allis-Chalmers Energy, Inc	23
475		Ampco-Pittsburgh Corp	18
84,560		Applied Materials, Inc	1,502
1,200	e*	Astec Industries, Inc	45
3,264	*	Asyst Technologies, Inc	11
7,081	e*	Axcelis Technologies, Inc	33
4,039		Black & Decker Corp	281
981		Black Box Corp	35
2,004	*	Blount International, Inc	25
3,023		Briggs & Stratton Corp	69
23,785	*	Brocade Communications Systems, Inc	175
4,785	*	Brooks Automation, Inc	63
2,294		Bucyrus International, Inc (Class A)	228
3,800		Carlisle Cos, Inc	141
674	e	Cascade Corp	31
39,176		Caterpillar, Inc	2,843
5,864	*	Cirrus Logic, Inc	31
1,162	*	Columbus McKinnon Corp	38
1,943	*	Cray, Inc	12
6,374		Cummins, Inc	812
2,836		Curtiss-Wright Corp	142
2,201	e*	Cymer, Inc	86
27,762		Deere & Co	2,585
138,962	*	Dell, Inc	3,406
4,020		Diebold, Inc	116
4,851		Donaldson Co, Inc	225
12,501		Dover Corp	576
5,247	*	Dresser-Rand Group, Inc	205
1,630	*	Dril-Quip, Inc	91
128,351	*	EMC Corp	2,378

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

981	*	ENGlobal Corp	$11
3,700	*	Electronics for Imaging, Inc	83
5,455	*	Emulex Corp	89
1,375	*	EnPro Industries, Inc	42
8,875	e*	Entegris, Inc	77
7,347	*	Extreme Networks, Inc	26
7,832	*	FMC Technologies, Inc	444
1,124	e*	Flotek Industries, Inc	41
2,307	*	Flow International Corp	22
3,680		Flowserve Corp	354
1,063	e*	Fuel Tech, Inc	24
3,376	*	Gardner Denver, Inc	111
673	e*	Gehl Co	11
631,150		General Electric Co	23,397
2,288	e*	Goodman Global, Inc	56
1,051	e	Gorman-Rupp Co	33
4,528		Graco, Inc	169
8,123	*	Grant Prideco, Inc	451
673		Hardinge, Inc	11
163,729		Hewlett-Packard Co	8,265
334	e*	Hurco Cos, Inc	15
5,144		IDEX Corp	186
1,615	*	Immersion Corp	21
16,514		Ingersoll-Rand Co Ltd (Class A)	767
3,395	e*	Intermec, Inc	69
83,833		International Business Machines Corp	9,062
19,147		International Game Technology	841
1,163	*	Intevac, Inc	17
11,645		Jabil Circuit, Inc	178
6,891		Joy Global, Inc	454
993	*	Kadant, Inc	29
1,979	e	Kaydon Corp	108
4,786		Kennametal, Inc	181
3,600	*	Kulicke & Soffa Industries, Inc	25
7,466	*	Lam Research Corp	323
3,798		Lennox International, Inc	157
5,795	*	Lexmark International, Inc (Class A)	202
700	e	Lindsay Manufacturing Co	49
949		Lufkin Industries, Inc	54
7,460		Manitowoc Co, Inc	364
2,549	*	Micros Systems, Inc	179
860	e*	Middleby Corp	66
2,342	e	Modine Manufacturing Co	39
937	*	NATCO Group, Inc (Class A)	51
381		Nacco Industries, Inc (Class A)	38
2,164	*	Netgear, Inc	77
1,891	e	Nordson Corp	110
3,203	*	Oil States International, Inc	109
7,666		Pall Corp	309
6,172	e	Palm, Inc	39
12,525	e*	Quantum Corp	34
1,335	*	RBC Bearings, Inc	58
1,201	e*	Riverbed Technology, Inc	32
1,782	e*	Rackable Systems, Inc	18
630	*	Rimage Corp	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,100		Robbins & Myers, Inc	$83
9,049		Rockwell Automation, Inc	624
409	e*	Silicon Graphics, Inc	7
3,483		SPX Corp	358
1,945	e*	STEC, Inc	17
7,798	*	Safeguard Scientifics, Inc	14
13,961	*	SanDisk Corp	463
744	e	Sauer-Danfoss, Inc	19
1,742	e*	Scansource, Inc	56
3,970	e*	Scientific Games Corp (Class A)	132
33,426		Seagate Technology, Inc	852
16,448	m,v*	Seagate Technology, Inc	0
1,100	e*	Semitool, Inc	10
2,025	e*	Sigma Designs, Inc	112
4,015	e*	SourceForge, Inc	10
800		Standex International Corp	14
341	*	T-3 Energy Services, Inc	16
1,000	e*	Tecumseh Products Co (Class A)	23
1,200		Tennant Co	53
11,006	*	Teradata Corp	302
6,400	*	Terex Corp	420
5,313		Timken Co	175
2,458		Toro Co	134
11,044		Trane, Inc	516
881	e*	TurboChef Technologies, Inc	15
281		Twin Disc, Inc	20
1,608	e*	Ultratech, Inc	18
7,805	*	Varian Medical Systems, Inc	407
3,790	e*	VeriFone Holdings, Inc	88
1,482	e	Watsco, Inc	54
13,792	*	Western Digital Corp	417
2,025		Woodward Governor Co	138
4,449	*	Zebra Technologies Corp (Class A)	154

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	70,556

INSTRUMENTS AND RELATED PRODUCTS - 4.70%
7,072	e	Garmin Ltd	686
1,214	*	Abaxis, Inc	44
1,059	e*	Abiomed, Inc	16
1,020	e*	Accuray, Inc	16
3,672	e*	Advanced Medical Optics, Inc	90
4,200	e*	Affymetrix, Inc	97
23,000	*	Agilent Technologies, Inc	845
3,618	e*	Align Technology, Inc	60
18,654		Allergan, Inc	1,198
4,631	e*	American Medical Systems Holdings, Inc	67
543	e	American Science & Engineering, Inc	31
928		Analogic Corp	63
1,600	e*	Anaren, Inc	26
1,310	e*	Angiodynamics, Inc	25
11,326		Applera Corp (Applied Biosystems Group)	384
600	e*	Argon ST, Inc	11
1,690	e*	Arthrocare Corp	81
1,087	e*	Aspect Medical Systems, Inc	15
742	e	Badger Meter, Inc	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,333		Bard (C.R.), Inc	$600
39,857		Baxter International, Inc	2,314
3,852		Beckman Coulter, Inc	280
14,982		Becton Dickinson & Co	1,252
1,200	e*	Bio-Rad Laboratories, Inc (Class A)	124
80,839	*	Boston Scientific Corp	940
3,985	*	Bruker BioSciences Corp	53
711	e*	Cantel Medical Corp	10
2,899	e*	Cepheid, Inc	76
2,300	*	Coherent, Inc	58
1,500	e	Cohu, Inc	23
1,940	*	Conmed Corp	45
2,727	e	Cooper Cos, Inc	104
29,991		Covidien Ltd	1,328
5,665	e*	Credence Systems Corp	14
829	*	Cutera, Inc	13
1,543	e*	Cyberonics, Inc	20
475	e*	Cynosure, Inc (Class A)	13
2,562		DRS Technologies, Inc	139
14,975		Danaher Corp	1,314
800		Datascope Corp	29
9,684		Dentsply International, Inc	436
1,255	e*	Dionex Corp	104
1,718	*	ESCO Technologies, Inc	69
462	*	Eagle Test Systems, Inc	6
17,610	e	Eastman Kodak Co	385
48,646		Emerson Electric Co	2,756
1,694	*	Esterline Technologies Corp	88
833	*	Excel Technology, Inc	23
910	e*	FARO Technologies, Inc	25
2,156	e*	FEI Co	54
8,364	e*	Flir Systems, Inc	262
2,946	e*	Formfactor, Inc	98
2,463	*	Fossil, Inc	103
1,733	*	Haemonetics Corp	109
6,971	e*	Hologic, Inc	478
1,260	e*	I-Flow Corp	20
919	e*	ICU Medical, Inc	33
4,300	e*	ION Geophysical Corp	68
1,400	e*	II-VI, Inc	43
3,212	e*	Illumina, Inc	190
1,332	e*	Integra LifeSciences Holdings Corp	56
2,329	*	Intuitive Surgical, Inc	756
2,044	e	Invacare Corp	52
1,673	e*	Ionatron, Inc	5
1,741	e*	Itron, Inc	167
2,194	e*	Ixia	21
177,190		Johnson & Johnson	11,819
11,724	e	Kla-Tencor Corp	565
520	e*	Kensey Nash Corp	16
3,660	e*	L-1 Identity Solutions, Inc	66
4,233	e*	LTX Corp	13
3,076	*	MKS Instruments, Inc	59
1,408		MTS Systems Corp	60
800	*	Masimo Corp	32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

742	e*	Measurement Specialties, Inc	$16
873	e*	Medical Action Industries, Inc	18
70,297		Medtronic, Inc	3,534
2,502	e	Mentor Corp	98
1,469	e*	Merit Medical Systems, Inc	20
2,475	*	Mettler-Toledo International, Inc	282
935	e*	Micrus Endovascular Corp	18
3,307	e*	Millipore Corp	242
1,789	e	Mine Safety Appliances Co	93
1,178		Movado Group, Inc	30
2,200	*	Wright Medical Group, Inc	64
3,725		National Instruments Corp	124
1,185	e*	Natus Medical, Inc	23
2,159	e*	Newport Corp	28
710	e*	Northstar Neuroscience, Inc	7
2,136	*	NuVasive, Inc	84
794	e*	NxStage Medical, Inc	12
246	e*	OYO Geospace Corp	19
1,010	*	Orthofix International NV	59
1,140	e*	Palomar Medical Technologies, Inc	17
7,339		PerkinElmer, Inc	191
13,441		Pitney Bowes, Inc	511
4,869	e*	Resmed, Inc	256
4,842	*	Respironics, Inc	317
10,243		Rockwell Collins, Inc	737
2,074	*	Rofin-Sinar Technologies, Inc	100
5,330		Roper Industries, Inc	333
1,464	*	Rudolph Technologies, Inc	17
3,325	e*	Sirf Technology Holdings, Inc	84
1,080	e	Sirona Dental Systems, Inc	36
1,640	*	Sonic Innovations, Inc	13
1,305	e*	Sonic Solutions, Inc	14
957	*	SonoSite, Inc	32
1,958	*	Spectranetics Corp	30
20,694	*	St. Jude Medical, Inc	841
3,970		STERIS Corp	114
18,895		Stryker Corp	1,412
2,227	*	Symmetry Medical, Inc	39
2,400	*	Techne Corp	159
2,183	*	Teledyne Technologies, Inc	116
11,602	*	Teradyne, Inc	120
25,928	*	Thermo Electron Corp	1,496
3,422	e*	Thoratec Corp	62
7,398	*	Trimble Navigation Ltd	224
1,810	*	Varian, Inc	118
1,820	e*	Veeco Instruments, Inc	30
2,000	*	Ventana Medical Systems, Inc	174
828	e*	Vital Images, Inc	15
666		Vital Signs, Inc	34
3,486	*	Vivus, Inc	18
1,469	*	Volcano Corp	18
6,179	*	Waters Corp	489
1,200	e*	X-Rite, Inc	14
57,344		Xerox Corp	928
14,538	*	Zimmer Holdings, Inc	962

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,200	*	Zoll Medical Corp	$32
1,176	e*	Zygo Corp	15
2,690	e*	ev3, Inc	34

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	46,497

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
17,963		AON Corp	857
6,834		Brown & Brown, Inc	161
2,076	e	Crawford & Co (Class B)	9
6,200	e	Gallagher (Arthur J.) & Co	150
19,373		Hartford Financial Services Group, Inc	1,689
2,336		Hilb Rogal & Hobbs Co	95
31,591		Marsh & McLennan Cos, Inc	836
2,320	e	National Financial Partners Corp	106
1,515	*	United America Indemnity Ltd (Class A)	30
557		White Mountains Insurance Group Ltd	286

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,219

INSURANCE CARRIERS - 4.59%
19,293		ACE Ltd	1,192
3,440	*	AMERIGROUP Corp	125
31,344		Aetna, Inc	1,809
29,917		Aflac, Inc	1,874
2,273		Alfa Corp	49
340	e*	Alleghany Corp	137
3,614		Allied World Assurance Holdings Ltd	181
34,858		Allstate Corp	1,821
6,238	e	Ambac Financial Group, Inc	161
3,620	e	American Equity Investment Life Holding Co	30
5,031		American Financial Group, Inc	145
137,111		American International Group, Inc	7,994
615		American National Insurance Co	75
978		American Physicians Capital, Inc	41
1,131	*	Amerisafe, Inc	18
1,541	e	Amtrust Financial Services, Inc	21
3,110	*	Arch Capital Group Ltd	219
1,571	*	Argo Group International Holdings Ltd	66
5,006		Aspen Insurance Holdings Ltd	144
7,407		Assurant, Inc	496
4,150		Assured Guaranty Ltd	110
9,401		Axis Capital Holdings Ltd	366
625		Baldwin & Lyons, Inc (Class B)	17
10,431		W.R. Berkley Corp	311
1,743	e	CNA Financial Corp	59
1,100	*	CNA Surety Corp	22
2,823	*	Centene Corp	77
24,561		Chubb Corp	1,341
9,813		Cincinnati Financial Corp	388
2,162	*	Citizens, Inc	12
3,273	e	Commerce Group, Inc	118
10,017	e*	Conseco, Inc	126
454	*	Darwin Professional Underwriters, Inc	11
2,592		Delphi Financial Group, Inc (Class A)	91
850		Donegal Group, Inc (Class A)	15
168		EMC Insurance Group, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,600		Employers Holdings, Inc	$60
3,475	e	Endurance Specialty Holdings Ltd	145
426	e*	Enstar Group Ltd	52
3,457	e	Erie Indemnity Co (Class A)	179
3,668		Everest Re Group Ltd	368
881		FBL Financial Group, Inc (Class A)	30
558	e*	Fpic Insurance Group, Inc	24
13,156	e	Fidelity National Title Group, Inc (Class A)	192
1,175	e*	First Acceptance Corp	5
5,326	e	First American Corp	182
763	*	First Mercury Financial Corp	19
869		Flagstone Reinsurance Holdings Ltd	12
26,613		Genworth Financial, Inc (Class A)	677
540	e*	Greenlight Capital Re Ltd (Class A)	11
7,008		HCC Insurance Holdings, Inc	201
3,274		Hanover Insurance Group, Inc	150
839		Harleysville Group, Inc	30
6,861	*	Health Net, Inc	331
1,750	*	HealthExtras, Inc	46
2,916	*	Healthspring, Inc	56
2,970		Horace Mann Educators Corp	56
10,277	*	Humana, Inc	774
2,835		IPC Holdings Ltd	82
423	e	Independence Holding Co	5
1,436	e	Infinity Property & Casualty Corp	52
314		Kansas City Life Insurance Co	14
1,114	e	LandAmerica Financial Group, Inc	37
10,028	e	Leucadia National Corp	472
16,569		Lincoln National Corp	965
26,651		Loews Corp	1,342
8,009	e	MBIA, Inc	149
5,088	e	MGIC Investment Corp	114
608	*	Markel Corp	299
3,703	e	Max Re Capital Ltd	104
1,665	*	Meadowbrook Insurance Group, Inc	16
1,767		Mercury General Corp	88
28,848		Metlife, Inc	1,778
742	e	Midland Co	48
720	e*	Molina Healthcare, Inc	28
6,148		Montpelier Re Holdings Ltd	105
376	e	NYMAGIC, Inc	9
1,024	e	National Interstate Corp	34
154		National Western Life Insurance Co (Class A)	32
3,152		Nationwide Financial Services, Inc (Class A)	142
838	*	Navigators Group, Inc	54
1,658	e	Odyssey Re Holdings Corp	61
14,152		Old Republic International Corp	218
1,314		OneBeacon Insurance Group Ltd	28
1,846	e*	PMA Capital Corp (Class A)	15
5,465	e	PMI Group, Inc	73
3,527		PartnerRe Ltd	291
3,636	*	Philadelphia Consolidated Holding Co	143
7,094		Phoenix Cos, Inc	84
3,659		Platinum Underwriters Holdings Ltd	130
1,393	e	Presidential Life Corp	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,793	e*	Primus Guaranty Ltd	$20
16,376		Principal Financial Group	1,127
2,003	*	ProAssurance Corp	110
44,236	*	Progressive Corp	848
4,294		Protective Life Corp	176
28,332		Prudential Financial, Inc	2,636
1,105	e*	RAM Holdings Ltd	5
1,557	e	RLI Corp	88
5,032	e	Radian Group, Inc	59
1,878		Reinsurance Group Of America, Inc	99
4,289		RenaissanceRe Holdings Ltd	258
5,694		Safeco Corp	317
784		Safety Insurance Group, Inc	29
4,085	e,v*	Scottish Re Group Ltd	3
999	*	SeaBright Insurance Holdings, Inc	15
1,469	e	Security Capital Assurance Ltd	6
3,600	e	Selective Insurance Group, Inc	83
2,873		Stancorp Financial Group, Inc	145
913	e	State Auto Financial Corp	24
1,214	e	Stewart Information Services Corp	32
5,839		Torchmark Corp	353
1,074	e	Tower Group, Inc	36
1,735		Transatlantic Holdings, Inc	126
40,618		Travelers Cos, Inc/The	2,185
648	e*	Triad Guaranty, Inc	6
1,337	e	United Fire & Casualty Co	39
81,978		UnitedHealth Group, Inc	4,771
2,795	e	Unitrin, Inc	134
2,474	e*	Universal American Financial Corp	63
21,288		UnumProvident Corp	506
1,000	*	Validus Holdings Ltd	26
2,485	*	WellCare Health Plans, Inc	105
91		Wesco Financial Corp	37
11,131		XL Capital Ltd (Class A)	560
2,375		Zenith National Insurance Corp	106

		TOTAL INSURANCE CARRIERS	45,435

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
7,308	*	Corrections Corp of America	216
3,103	e*	Geo Group, Inc	87

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	303

LEATHER AND LEATHER PRODUCTS - 0.12%
4,890	e*	CROCS, Inc	180
22,707	*	Coach, Inc	694
1,554	e*	Genesco, Inc	59
3,106	*	Iconix Brand Group, Inc	61
1,333		Steven Madden Ltd	27
2,878	e*	Timberland Co (Class A)	52
378	e	Weyco Group, Inc	10
3,523		Wolverine World Wide, Inc	86

		TOTAL LEATHER AND LEATHER PRODUCTS	1,169

LEGAL SERVICES - 0.02%
2,772	*	FTI Consulting, Inc	171

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

714	e*	Pre-Paid Legal Services, Inc	$40

		TOTAL LEGAL SERVICES	211

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
564	e*	Emergency Medical Services Corp (Class A)	17

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	17

LUMBER AND WOOD PRODUCTS - 0.02%
660	e	American Woodmark Corp	12
4,900	e*	Champion Enterprises, Inc	46
742	e	Deltic Timber Corp	38
6,361		Louisiana-Pacific Corp	87
442	e	Skyline Corp	13
979	e	Universal Forest Products, Inc	29

		TOTAL LUMBER AND WOOD PRODUCTS	225

METAL MINING - 0.52%
5,583	*	Apex Silver Mines Ltd	85
2,557	e	Cleveland-Cliffs, Inc	258
28,976	e*	Coeur d’Alene Mines Corp	143
2,939		Foundation Coal Holdings, Inc	154
23,322		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,389
7,406	e*	Hecla Mining Co	69
26,155		Newmont Mining Corp	1,277
1,620	*	Patriot Coal Corp	68
3,261	e*	Rosetta Resources, Inc	65
2,140	e	Royal Gold, Inc	65
1,718	e*	ShengdaTech, Inc	25
4,398	e	Southern Copper Corp	462
1,968	e*	Stillwater Mining Co	19
2,885	*	US Gold Corp	9
5,188	e*	Uranium Resources, Inc	65

		TOTAL METAL MINING	5,153

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.30%
988	*	Armstrong World Industries, Inc	40
1,544		Blyth, Inc	34
4,691		Callaway Golf Co	82
2,087	e	Daktronics, Inc	47
9,381	e	Fortune Brands, Inc	679
9,750		Hasbro, Inc	249
1,657	e*	Jakks Pacific, Inc	39
1,066	e	Marine Products Corp	7
24,326		Mattel, Inc	463
2,137	e	Nautilus, Inc	10
1,217	*	RC2 Corp	34
700	e*	Russ Berrie & Co, Inc	11
2,343	e*	Shuffle Master, Inc	28
467	e	Steinway Musical Instruments, Inc	13
29,991		Tyco International Ltd	1,189

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,925

MISCELLANEOUS RETAIL - 1.29%
1,264	e*	1-800-FLOWERS.COM, Inc (Class A)	11
872	e*	AC Moore Arts & Crafts, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,672	*	Amazon.com, Inc	$1,730
3,240		Barnes & Noble, Inc	112
21,215	e	Best Buy Co, Inc	1,117
1,412	e	Big 5 Sporting Goods Corp	20
1,004	e*	Blue Nile, Inc	68
921	e	Books-A-Million, Inc	11
3,769	e	Borders Group, Inc	40
968	e*	Build-A-Bear Workshop, Inc	14
3,306	e*	CKX, Inc	40
90,582		CVS Corp	3,601
2,000		Cash America International, Inc	65
3,853	e*	Coldwater Creek, Inc	26
4,676	*	Dick’s Sporting Goods, Inc	130
5,966	*	Dollar Tree Stores, Inc	155
2,322	*	Ezcorp, Inc (Class A)	26
1,606	*	GSI Commerce, Inc	31
2,439	e*	Hibbett Sports, Inc	49
2,107		Longs Drug Stores Corp	99
2,547		MSC Industrial Direct Co (Class A)	103
2,071	e*	Nutri/System, Inc	56
16,820	*	Office Depot, Inc	234
4,584		OfficeMax, Inc	95
840	e*	Overstock.com, Inc	13
8,307		Petsmart, Inc	195
811		Pricesmart, Inc	24
37,701	e*	Rite Aid Corp	105
4,539	e*	Sears Holdings Corp	463
895	*	Shutterfly, Inc	23
1,250	e*	Stamps.com, Inc	15
43,747		Staples, Inc	1,009
461	e	Systemax, Inc	9
8,340		Tiffany & Co	384
1,504	e*	Valuevision International, Inc (Class A)	9
61,006		Walgreen Co	2,323
1,783	e	World Fuel Services Corp	52
3,026	e*	Zale Corp	49
933	e*	Zumiez, Inc	23
2,296	e*	Priceline.com, Inc	264

		TOTAL MISCELLANEOUS RETAIL	12,805

MOTION PICTURES - 1.06%
2,781	e*	Avid Technology, Inc	79
12,560	e*	Blockbuster, Inc (Class A)	49
37,287		CBS Corp (Class B)	1,016
840	e	Carmike Cinemas, Inc	6
1,605	e	Cinemark Holdings Inc	27
17,200	*	Discovery Holding Co (Class A)	432
4,014	*	DreamWorks Animation SKG, Inc (Class A)	102
1,016	e*	Gaiam, Inc (Class A)	30
3,427	e*	Macrovision Corp	63
2,600	e	National CineMedia, Inc	66
139,403		News Corp (Class A)	2,856
3,910	e	Regal Entertainment Group (Class A)	71
230,399		Time Warner, Inc	3,804
8,960	e*	Time Warner Telecom, Inc (Class A)	182

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

37,954	*	Viacom, Inc (Class B)	$1,667

		TOTAL MOTION PICTURES	10,450

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
1,793	e*	Premier Exhibitions, Inc	20

		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	20

NONCLASSIFIABLE ESTABLISHMENTS - 0.01%
1,398	e*	Energy Infrastructure Acquisition Corp	14
3,300	e*	Hicks Acquisition Co I, Inc	30
2,900	e*	Triplecrown Acquisition Corp	27

		TOTAL NONCLASSIFIABLE ESTABLISHMENTS	71

NONDEPOSITORY INSTITUTIONS - 1.26%
2,159	*	Guaranty Financial Financial Group, Inc	35
2,000	e*	Aldabra 2 Acquisition Corp	19
2,400	*	Alternative Asset Management Acquisition Corp	22
4,592		Advance America Cash Advance Centers, Inc	47
2,254	e	Advanta Corp (Class B)	18
6,944	e*	AmeriCredit Corp	89
11,423	e	American Capital Strategies Ltd	377
63,350		American Express Co	3,295
3,510		Ares Capital Corp	51
645	e	Asta Funding, Inc	17
2,000		Chimera Investment Corp	36
11,733		CIT Group, Inc	282
24,323		Capital One Financial Corp	1,150
9,101	e	CapitalSource, Inc	160
3,111	e	Centerline Holding Co	24
1,233	e*	CompuCredit Corp	12
37,128		Countrywide Financial Corp	332
611	e*	Credit Acceptance Corp	13
30,035		Discover Financial Services	453
966	e*	Encore Capital Group, Inc	9
59,521		Fannie Mae	2,380
591	e	Federal Agricultural Mortgage Corp (Class C)	16
1,621	e	Financial Federal Corp	36
1,630	*	First Cash Financial Services, Inc	24
3,742	e	First Marblehead Corp	57
40,467		Freddie Mac	1,379
3,300	*	GLG Partners, Inc	45
1,426	e	Hercules Technology Growth Capital, Inc	18
2,956	e*	INVESTools, Inc	52
1,938	e*	Information Services Group, Inc	13
893		Kohlberg Capital Corp	11
2,305	e*	Marathon Acquisition Corp	18
3,210	e	MCG Capital Corp	37
1,200	*	Mercadolibre, Inc	89
812	e*	NewStar Financial, Inc	7
1,181	e	NGP Capital Resources Co	18
1,557	e*	NTR Acquisition Co	15
1,165	e	Nelnet, Inc (Class A)	15
2,600	e*	Ocwen Financial Corp	14
3,083	*	PHH Corp	54
1,115	e	Patriot Capital Funding, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

25,169	*	SLM Corp	$507
258	e	Student Loan Corp	28
1,200	e	TICC Capital Corp	11
15,252		Textron, Inc	1,087
1,332	e*	World Acceptance Corp	36

		TOTAL NONDEPOSITORY INSTITUTIONS	12,419

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
1,482	e	AMCOL International Corp	53
2,075	e	Compass Minerals International, Inc	85
2,908	e*	General Moly, Inc	34
6,159	e	Vulcan Materials Co	487

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	659

OIL AND GAS EXTRACTION - 3.54%
568	e	APCO Argentina, Inc	16
1,212	*	ATP Oil & Gas Corp	61
28,385		Anadarko Petroleum Corp	1,865
2,190	e*	Arena Resources, Inc	91
1,428		Atlas America, Inc	85
1,792	*	Atwood Oceanics, Inc	180
17,947		BJ Services Co	435
19,711		Baker Hughes, Inc	1,599
2,507	e*	Basic Energy Services, Inc	55
2,505		Berry Petroleum Co (Class A)	111
1,840	e*	Bill Barrett Corp	77
905	e*	Bois d’Arc Energy, Inc	18
2,914	*	Brigham Exploration Co	22
1,573	e*	Bronco Drilling Co, Inc	23
1,794	e*	CNX Gas Corp	57
2,632	e*	Cal Dive International, Inc	35
1,319	e*	Callon Petroleum Co	22
13,856	*	Cameron International Corp	667
1,285	*	Carrizo Oil & Gas, Inc	70
3,135	e*	Cheniere Energy, Inc	102
28,492	e	Chesapeake Energy Corp	1,117
5,089	e	Cimarex Energy Co	216
632	*	Clayton Williams Energy, Inc	20
2,526	e*	Complete Production Services, Inc	45
2,751	*	Comstock Resources, Inc	94
1,300	*	Concho Resources, Inc	27
811	e*	Contango Oil & Gas Co	41
1,798	*	Continental Resources, Inc	47
474	e*	Dawson Geophysical Co	34
4,024	e*	Delta Petroleum Corp	76
15,200	*	Denbury Resources, Inc	452
4,143	e	Diamond Offshore Drilling, Inc	588
9,113		ENSCO International, Inc	543
3,362	e*	EXCO Resources, Inc	52
1,723	e*	Edge Petroleum Corp	10
3,307	*	Encore Acquisition Co	110
2,129	*	Energy Partners Ltd	25
7,432		Equitable Resources, Inc	396
3,794	e*	Exterran Holdings, Inc	310
2,157	e*	FX Energy, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,016	*	Forest Oil Corp	$204
515	e*	GMX Resources, Inc	17
1,949	e*	GeoGlobal Resources, Inc	10
424	e*	Geokinetics, Inc	8
5,603	*	Global Industries Ltd	120
939	e*	Goodrich Petroleum Corp	21
11,559	*	Grey Wolf, Inc	62
853	e*	Gulfport Energy Corp	16
55,913		Halliburton Co	2,120
2,496	e*	Harvest Natural Resources, Inc	31
5,725	*	Helix Energy Solutions Group, Inc	238
6,324		Helmerich & Payne, Inc	253
6,794	*	Hercules Offshore, Inc	162
597		Kayne Anderson Energy Development Co	14
5,069	*	Mariner Energy, Inc	116
1,692	e*	McMoRan Exploration Co	22
6,041	e*	Meridian Resource Corp	11
16,719	*	Nabors Industries Ltd	458
21,880	*	National Oilwell Varco, Inc	1,607
5,171	*	Newpark Resources, Inc	28
16,276		Noble Corp	920
3,462	*	Oceaneering International, Inc	233
6,456	e*	Oilsands Quest, Inc	26
2,048	*	Parallel Petroleum Corp	36
6,555	e*	Parker Drilling Co	49
9,595	e	Patterson-UTI Energy, Inc	187
2,296		Penn Virginia Corp	100
10,359	e*	PetroHawk Energy Corp	179
1,000	e*	Petroleum Development Corp	59
2,768	e*	Petroquest Energy, Inc	40
2,681	*	Pioneer Drilling Co	32
7,624		Pioneer Natural Resources Co	372
7,752	*	Plains Exploration & Production Co	419
10,147	*	Pride International, Inc	344
3,296	*	Quicksilver Resources, Inc	196
1,462	e	RPC, Inc	17
9,058		Range Resources Corp	465
6,954		Rowan Cos, Inc	274
72,092		Schlumberger Ltd	7,092
1,453	e*	SEACOR Holdings, Inc	135
12,286		Smith International, Inc	907
10,405	*	Southwestern Energy Co	580
3,800		St. Mary Land & Exploration Co	147
1,752	*	Stone Energy Corp	82
5,008	e*	Sulphco, Inc	26
5,049	*	Superior Energy Services	174
615	e*	Superior Offshore International, Inc	3
720	e*	Superior Well Services, Inc	15
1,701	*	Swift Energy Co	75
1,841	e*	TXCO Resources, Inc	22
4,457	e*	Tetra Technologies, Inc	69
3,448	e	Tidewater, Inc	189
942	e*	Toreador Resources Corp	7
18,859		Transocean, Inc	2,700
755	e*	Trico Marine Services, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

500	*	Union Drilling, Inc	$8
361	m,v*	PetroCorp	0
2,793	*	Unit Corp	129
3,680	e*	Vaalco Energy, Inc	17
764	*	Venoco, Inc	15
1,693	e	W&T Offshore, Inc	51
1,989	*	W-H Energy Services, Inc	112
3,436	e*	Warren Resources, Inc	49
20,642	*	Weatherford International Ltd	1,416
2,386	*	Whiting Petroleum Corp	138
2,395	*	Willbros Group, Inc	92
29,426		XTO Energy, Inc	1,511

		TOTAL OIL AND GAS EXTRACTION	35,061

PAPER AND ALLIED PRODUCTS - 0.46%
2,993	e*	AbitibiBowater, Inc	62
6,403		Bemis Co	175
2,317	*	Buckeye Technologies, Inc	29
3,345	e*	Cenveo, Inc	58
1,356	e*	Chesapeake Corp	7
26,945	*	Domtar Corporation	207
2,970		Glatfelter	45
4,634	e*	Graphic Packaging Corp	17
2,066		Greif, Inc (Class A)	135
26,643		International Paper Co	863
26,607		Kimberly-Clark Corp	1,845
11,293	e	MeadWestvaco Corp	353
1,971	e*	Mercer International, Inc	15
1,075		Neenah Paper, Inc	31
4,643		Packaging Corp of America	131
1,984		Rock-Tenn Co (Class A)	50
1,040		Schweitzer-Mauduit International, Inc	27
15,753	*	Smurfit-Stone Container Corp	166
6,153		Sonoco Products Co	201
6,477		Temple-Inland, Inc	135
3,174		Wausau Paper Corp	29

		TOTAL PAPER AND ALLIED PRODUCTS	4,581

PERSONAL SERVICES - 0.14%
316	e	CPI Corp	7
8,286		Cintas Corp	279
2,067	e*	Coinstar, Inc	58
1,405	e	G & K Services, Inc (Class A)	53
19,744	e	H&R Block, Inc	367
2,055	e	Jackson Hewitt Tax Service, Inc	65
2,615		Regis Corp	73
5,024	e*	Sally Beauty Holdings, Inc	45
17,997		Service Corp International	253
1,036	e*	Steiner Leisure Ltd	46
864		Unifirst Corp	33
2,092	e	Weight Watchers International, Inc	94

		TOTAL PERSONAL SERVICES	1,373

PETROLEUM AND COAL PRODUCTS - 7.51%
783	e	Alon USA Energy, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

20,252		Apache Corp	$2,178
3,437		Ashland, Inc	163
1,100	*	CVR Energy, Inc	27
5,926		Cabot Oil & Gas Corp	239
131,478		Chevron Corp	12,271
99,977		ConocoPhillips	8,828
683		Delek US Holdings, Inc	14
27,223		Devon Energy Corp	2,420
14,962		EOG Resources, Inc	1,335
345,505		Exxon Mobil Corp	32,370
6,733		Frontier Oil Corp	273
2,769	e*	Headwaters, Inc	33
17,001		Hess Corp	1,715
2,772		Holly Corp	141
43,454		Marathon Oil Corp	2,645
11,508		Murphy Oil Corp	976
7,953	*	Newfield Exploration Co	419
10,456		Noble Energy, Inc	831
51,013		Occidental Petroleum Corp	3,927
1,700	*	SandRidge Energy, Inc	61
7,430		Sunoco, Inc	538
8,359		Tesoro Corp	399
33,585		Valero Energy Corp	2,352
1,100	e	WD-40 Co	42
1,509	e	Western Refining, Inc	37

		TOTAL PETROLEUM AND COAL PRODUCTS	74,255

PIPELINES, EXCEPT NATURAL GAS - 0.10%
38,633		Spectra Energy Corp	998

		TOTAL PIPELINES, EXCEPT NATURAL GAS	998

PRIMARY METAL INDUSTRIES - 1.09%
7,055	*	AK Steel Holding Corp	326
53,179		Alcoa, Inc	1,944
6,314		Allegheny Technologies, Inc	546
2,599	e	Belden CDT, Inc	116
1,200	*	Brush Engineered Materials, Inc	44
3,312		Carpenter Technology Corp	249
1,483	e*	Century Aluminum Co	80
526	*	Claymont Steel, Inc	12
528	e*	Coleman Cable, Inc	5
4,100	e*	CommScope, Inc	202
96,206		Corning, Inc	2,308
1,511	e	Encore Wire Corp	24
12	e*	Esmark, Inc	—	^
659	e*	LB Foster Co (Class A)	34
3,250	e*	General Cable Corp	238
1,633	e	Gibraltar Industries, Inc	25
718	e*	Haynes International, Inc	50
3,639		Hubbell, Inc (Class B)	188
1,977		Matthews International Corp (Class A)	93
2,431		Mueller Industries, Inc	70
538	e*	Northwest Pipe Co	21
18,455		Nucor Corp	1,093
529		Olympic Steel, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,421		Precision Castparts Corp	$1,168
2,169	e	Quanex Corp	113
1,496	*	RTI International Metals, Inc	103
1,362	e	Schnitzer Steel Industries, Inc (Class A)	94
5,792		Steel Dynamics, Inc	345
1,141	e*	Superior Essex, Inc	27
1,597	e	Texas Industries, Inc	112
4,472	e	Titanium Metals Corp	118
1,864	e	Tredegar Corp	30
7,234		United States Steel Corp	875
400	*	Universal Stainless & Alloy	14
4,206	e	Worthington Industries, Inc	75

		TOTAL PRIMARY METAL INDUSTRIES	10,759

PRINTING AND PUBLISHING - 0.44%
2,726	e*	ACCO Brands Corp	44
3,442	e	American Greetings Corp (Class A)	70
5,182	e	Belo (A.H.) Corp (Class A)	90
2,400	e	Bowne & Co, Inc	42
269		CSS Industries, Inc	10
734	*	Consolidated Graphics, Inc	35
594	e	Courier Corp	20
600	*	Dolan Media Co	17
3,752		Dun & Bradstreet Corp	333
1,693	e	Ennis, Inc	30
14,354		Gannett Co, Inc	560
821	e	GateHouse Media, Inc	7
3,041	e	Harte-Hanks, Inc	53
2,807		Journal Communications, Inc (Class A)	25
2,965	e	Lee Enterprises, Inc	43
800	*	MSCI, Inc	31
1,522	e	Martha Stewart Living Omnimedia, Inc (Class A)	14
2,758	e	McClatchy Co (Class A)	34
20,992		McGraw-Hill Cos, Inc	920
1,488		Media General, Inc (Class A)	32
3,078		Meredith Corp	169
514		Multi-Color Corp	14
8,530	e	New York Times Co (Class A)	150
945	e*	Playboy Enterprises, Inc (Class B)	9
2,715	e	Primedia, Inc	23
4,232	e	R.H. Donnelley Corp	154
13,466		R.R. Donnelley & Sons Co	508
977	e	Schawk, Inc	15
2,073	e*	Scholastic Corp	72
5,407	e	EW Scripps Co (Class A)	243
1,179	e	Standard Register Co	14
4,875	e*	Sun-Times Media Group, Inc (Class A)	11
3,018	e*	Valassis Communications, Inc	35
2,630	e*	VistaPrint Ltd	113
356		Washington Post Co (Class B)	282
3,097		John Wiley & Sons, Inc (Class A)	133

		TOTAL PRINTING AND PUBLISHING	4,355

RAILROAD TRANSPORTATION - 0.66%
21,787		Burlington Northern Santa Fe Corp	1,813

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

26,748		CSX Corp	$1,176
2,350	e*	Genesee & Wyoming, Inc (Class A)	57
4,812	e*	Kansas City Southern Industries, Inc	165
24,054		Norfolk Southern Corp	1,213
16,485		Union Pacific Corp	2,071

		TOTAL RAILROAD TRANSPORTATION	6,495

REAL ESTATE - 0.10%
2,159	*	Forestar Real Estate Group, Inc	51
11,914	e*	CB Richard Ellis Group, Inc (Class A)	257
378	e	Consolidated-Tomoka Land Co	24
2,100		DuPont Fabros Technology, Inc	41
4,444		Forest City Enterprises, Inc (Class A)	197
982		Grubb & Ellis Co	6
2,306		Jones Lang LaSalle, Inc	164
1,663	e*	LoopNet, Inc	23
297	e*	Stratus Properties, Inc	10
4,678	e*	St. Joe Co	166
7,137	e	Stewart Enterprises, Inc (Class A)	64
1,468		Thomas Properties Group, Inc	16

		TOTAL REAL ESTATE	1,019

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
464	e*	AEP Industries, Inc	15
3,774		Cooper Tire & Rubber Co	63
781	*	Deckers Outdoor Corp	121
12,989	*	Goodyear Tire & Rubber Co	367
881	e*	Metabolix, Inc	21
17,073		Newell Rubbermaid, Inc	442
21,792		Nike, Inc (Class B)	1,400
1,704	e	Schulman (A.), Inc	37
9,876		Sealed Air Corp	228
809	*	Skechers U.S.A., Inc (Class A)	16
2,188	e	Spartech Corp	31
1,479	e	Titan International, Inc	46
714	e*	Trex Co, Inc	6
3,650		Tupperware Corp	121
2,075	e	West Pharmaceutical Services, Inc	84

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,998

SECURITY AND COMMODITY BROKERS - 3.10%
879	e*	Penson Worldwide, Inc	13
14,393		Ameriprise Financial, Inc	793
8,541		Broadridge Financial Solutions, Inc	192
7,281	e	Bear Stearns Cos, Inc	643
3,906	e	BlackRock, Inc	847
3,372		CME Group, Inc	2,313
1,547		Calamos Asset Management, Inc (Class A)	46
57,867		Charles Schwab Corp	1,479
1,086	e	Cohen & Steers, Inc	33
994	*	Cowen Group, Inc	9
1,600	*	Duff & Phelps Corp	31
26,134	e*	E*Trade Financial Corp	93
7,400	e	Eaton Vance Corp	336
528	e	Evercore Partners, Inc (Class A)	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,300	*	FBR Capital Markets Corp	$22
526	e*	FCStone Group, Inc	24
5,905		Federated Investors, Inc (Class B)	243
10,088		Franklin Resources, Inc	1,154
448		GAMCO Investors, Inc (Class A)	31
982	e*	GFI Group, Inc	94
25,098		Goldman Sachs Group, Inc	5,397
1,134	e	Greenhill & Co, Inc	75
2,464	e*	Interactive Brokers Group, Inc (Class A)	80
4,300	*	IntercontinentalExchange, Inc	828
26,000		Invesco Ltd	816
2,790	e*	Investment Technology Group, Inc	133
11,335	e	Janus Capital Group, Inc	372
7,640		Jefferies Group, Inc	176
1,786	e*	KBW, Inc	46
6,754	*	Knight Capital Group, Inc (Class A)	97
3,465	e*	LaBranche & Co, Inc	17
6,023	e*	Ladenburg Thalmann Financial Services, Inc	13
3,156	e	Lazard Ltd (Class A)	128
8,021		Legg Mason, Inc	587
32,581		Lehman Brothers Holdings, Inc	2,132
6,300	*	MF Global Ltd	198
1,518	e*	MarketAxess Holdings, Inc	19
54,106		Merrill Lynch & Co, Inc	2,904
64,471		Morgan Stanley	3,424
913	e*	Morningstar, Inc	71
16,419		NYSE Euronext	1,441
6,885	e*	Nasdaq Stock Market, Inc	341
5,636	e	Nymex Holdings, Inc	753
1,153	e*	Piper Jaffray Cos	53
6,123		Raymond James Financial, Inc	200
8,370		SEI Investments Co	269
1,726		SWS Group, Inc	22
870	e	Sanders Morris Harris Group, Inc	9
766	e*	Stifel Financial Corp	40
16,220		T Rowe Price Group, Inc	987
15,926		TD Ameritrade Holding Corp	319
1,322	e*	Thomas Weisel Partners Group, Inc	18
702	e	US Global Investors, Inc (Class A)	12
98		Value Line, Inc	4
1,311	*	WP Stewart & Co Ltd	7
5,415		Waddell & Reed Financial, Inc (Class A)	195
2,681	e	optionsXpress Holdings, Inc	91

		TOTAL SECURITY AND COMMODITY BROKERS	30,681

SOCIAL SERVICES - 0.01%
1,834	*	Bright Horizons Family Solutions, Inc	63
1,396	*	Capital Senior Living Corp	14
617	e*	Providence Service Corp	17
1,211	*	Res-Care, Inc	30

		TOTAL SOCIAL SERVICES	124

SPECIAL TRADE CONTRACTORS - 0.07%
246	e	Alico, Inc	9
1,884	e*	AsiaInfo Holdings, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,567	e	Chemed Corp	$88
2,673		Comfort Systems USA, Inc	34
2,650	*	Dycom Industries, Inc	71
3,912	*	EMCOR Group, Inc	92
1,632	e*	Insituform Technologies, Inc (Class A)	24
987	e*	Integrated Electrical Services, Inc	18
685	*	Layne Christensen Co	34
9,892	e*	Quanta Services, Inc	260

		TOTAL SPECIAL TRADE CONTRACTORS	651

STONE, CLAY, AND GLASS PRODUCTS - 0.50%
44,057		3M Co	3,715
2,068	e	Apogee Enterprises, Inc	35
1,443	e	CARBO Ceramics, Inc	54
1,565	*	Cabot Microelectronics Corp	56
2,941	e	Eagle Materials, Inc	104
8,722		Gentex Corp	155
862		Libbey, Inc	14
5,902	e*	Owens Corning, Inc	119
9,456	*	Owens-Illinois, Inc	468
2,151	e*	US Concrete, Inc	7
5,000	e*	USG Corp	179

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,906

TEXTILE MILL PRODUCTS - 0.00%**
404	e*	Heelys, Inc	3
874	e	Oxford Industries, Inc	22
905	e	Xerium Technologies, Inc	5

		TOTAL TEXTILE MILL PRODUCTS	30

TOBACCO PRODUCTS - 1.18%
128,664		Altria Group, Inc	9,724
6,549		Loews Corp (Carolina Group)	559
10,479	e	Reynolds American, Inc	691
9,797	e	UST, Inc	537
1,760	e	Universal Corp	90
2,405	e	Vector Group Ltd	48

		TOTAL TOBACCO PRODUCTS	11,649

TRANSPORTATION BY AIR - 0.40%
3,864	e*	ABX Air, Inc	16
14,725	e*	AMR Corp	207
677	e*	Air Methods Corp	34
5,873	e*	Airtran Holdings, Inc	42
2,436	e*	Alaska Air Group, Inc	61
326	*	Allegiant Travel Co	10
809	e*	Atlas Air Worldwide Holdings, Inc	44
1,471	e*	Bristow Group, Inc	83
5,828	e*	Continental Airlines, Inc (Class B)	130
1,058	e	Copa Holdings S.A. (Class A)	40
14,662	*	Delta Air Lines, Inc	218
2,603	e*	ExpressJet Holdings, Inc	6
18,827		FedEx Corp	1,679
11,166	e*	JetBlue Airways Corp	66
1,480	e*	Midwest Air Group, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,113	*	Northwest Airlines Corp	$234
882	e*	PHI, Inc	27
1,228	e*	Pinnacle Airlines Corp	19
2,007	*	Republic Airways Holdings, Inc	39
4,035		Skywest, Inc	108
47,731		Southwest Airlines Co	582
6,915	e	UAL Corp	247
4,982	e*	US Airways Group, Inc	73

		TOTAL TRANSPORTATION BY AIR	3,987

TRANSPORTATION EQUIPMENT - 2.56%
2,061	e*	AAR Corp	78
1,493	e*	Accuride Corp	12
418	e*	Aerovironment, Inc	10
1,438	*	Aftermarket Technology Corp	39
2,719	e	American Axle & Manufacturing Holdings, Inc	51
569	e	American Railcar Industries, Inc	11
1,306	*	Amerigon, Inc	28
1,100	e	Arctic Cat, Inc	13
4,699	e	ArvinMeritor, Inc	55
4,871		Autoliv, Inc	257
5,637	*	BE Aerospace, Inc	298
48,169		Boeing Co	4,213
5,519	e	Brunswick Corp	94
3,374	e	Clarcor, Inc	128
940	*	Comtech Group, Inc	15
4,014	e*	Force Protection, Inc	19
3,359		Federal Signal Corp	38
3,728	e*	Fleetwood Enterprises, Inc	22
122,889	e*	Ford Motor Co	827
809	e	Freightcar America, Inc	28
3,656	e*	GenCorp, Inc	43
516	e*	GenTek, Inc	15
24,767		General Dynamics Corp	2,204
29,499	e	General Motors Corp	734
10,412		Genuine Parts Co	482
7,651		Goodrich Corp	540
869	e	Greenbrier Cos, Inc	19
1,580	e	Group 1 Automotive, Inc	37
15,753		Harley-Davidson, Inc	736
5,143		Harsco Corp	329
5,897	e*	Hayes Lemmerz International, Inc	27
1,585	e	Heico Corp	86
11,115		ITT Industries, Inc	734
1,612		Kaman Corp	59
21,539		Lockheed Martin Corp	2,267
598	*	Miller Industries, Inc	8
1,720	e	Monaco Coach Corp	15
661	e	Noble International Ltd	11
21,110		Northrop Grumman Corp	1,660
3,572	e*	Orbital Sciences Corp	88
4,528		Oshkosh Truck Corp	214
22,794	e	Paccar, Inc	1,242
7,965	*	Pactiv Corp	212
2,188	e	Polaris Industries, Inc	105

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

27,152		Raytheon Co	$1,648
1,197	e	A.O. Smith Corp	42
1,983	e	Spartan Motors, Inc	15
4,145	*	Spirit Aerosystems Holdings, Inc (Class A)	143
990		Standard Motor Products, Inc	8
1,631	e	Superior Industries International, Inc	30
2,648	*	TRW Automotive Holdings Corp	55
2,719	*	Tenneco, Inc	71
2,119	e	Thor Industries, Inc	81
723	*	TransDigm Group, Inc	33
5,080	e	Trinity Industries, Inc	141
1,126	e	Triumph Group, Inc	93
60,826		United Technologies Corp	4,656
7,954	e*	Visteon Corp	35
2,193	e	Wabash National Corp	17
3,132		Westinghouse Air Brake Technologies Corp	108
1,944	e	Winnebago Industries, Inc	41

		TOTAL TRANSPORTATION EQUIPMENT	25,320

TRANSPORTATION SERVICES - 0.18%
1,330	e	Ambassadors Group, Inc	24
446	e*	Ambassadors International, Inc	7
10,400		CH Robinson Worldwide, Inc	563
783	e*	Dynamex, Inc	21
13,398	e	Expeditors International Washington, Inc	599
2,972	e	GATX Corp	109
2,568	*	HUB Group, Inc (Class A)	68
4,899	*	Lear Corp	136
2,500	*	Orbitz Worldwide, Inc	21
2,493	e	Pacer International, Inc	36
1,588	e	Ship Finance International Ltd	44
6,068		UTI Worldwide, Inc	119

		TOTAL TRANSPORTATION SERVICES	1,747

TRUCKING AND WAREHOUSING - 0.37%
1,500	e	Arkansas Best Corp	33
1,483	e*	Celadon Group, Inc	14
2,934	e	Con-way, Inc	122
1,949	e	Forward Air Corp	61
3,489	e	Heartland Express, Inc	49
5,941	e	J.B. Hunt Transport Services, Inc	164
3,656		Landstar System, Inc	154
952	e*	Marten Transport Ltd	13
1,717	e*	Old Dominion Freight Line	40
103	e*	Patriot Transportation Holding, Inc	9
900	e*	Saia, Inc	12
40,944		United Parcel Service, Inc (Class B)	2,895
200	e*	Universal Truckload Services, Inc	4
2,855	e	Werner Enterprises, Inc	49
3,617	e*	YRC Worldwide, Inc	62

		TOTAL TRUCKING AND WAREHOUSING	3,681

WATER TRANSPORTATION - 0.29%
2,650		Alexander & Baldwin, Inc	137
3,978	e*	American Commercial Lines, Inc	65

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

829	e	Arlington Tankers Ltd	$18
27,017		Carnival Corp	1,202
1,332	e	Double Hull Tankers, Inc	16
2,567	e	Eagle Bulk Shipping, Inc	68
2,983	e	Frontline Ltd	143
1,084	e	Genco Shipping & Trading Ltd	59
680	e	General Maritime Corp	17
2,142	e	Golar LNG Ltd	47
1,244	*	Gulfmark Offshore, Inc	58
2,063	e	Horizon Lines, Inc (Class A)	38
1,586	e*	Hornbeck Offshore Services, Inc	71
3,407	*	Kirby Corp	158
1,036		Knightsbridge Tankers Ltd	25
1,459	e	Nordic American Tanker Shipping	48
2,450	e*	Odyssey Marine Exploration, Inc	15
1,898	e	Overseas Shipholding Group, Inc	141
8,396	e	Royal Caribbean Cruises Ltd	356
400	e*	TBS International Ltd (Class A)	13
2,303	e	Teekay Corp	123
931	e*	Ultrapetrol Bahamas Ltd	16

		TOTAL WATER TRANSPORTATION	2,834

WHOLESALE TRADE-DURABLE GOODS - 0.35%
2,158	e	Agilysys, Inc	33
3,106		Applied Industrial Technologies, Inc	90
7,511	*	Arrow Electronics, Inc	295
2,819		Barnes Group, Inc	94
2,807	e*	Beacon Roofing Supply, Inc	24
691	e*	BlueLinx Holdings, Inc	3
6,944		BorgWarner, Inc	336
1,739	e	Building Material Holding Corp	10
702		Castle (A.M.) & Co	19
1,444	e*	Conceptus, Inc	28
1,490	*	Digi International, Inc	21
1,195	e*	Drew Industries, Inc	33
2,198	*	Genesis Microchip, Inc	19
573	e*	Hansen Medical, Inc	17
800	e	Houston Wire & Cable Co	11
6,606		IKON Office Solutions, Inc	86
8,393	*	Ingram Micro, Inc (Class A)	151
3,362	*	Insight Enterprises, Inc	61
1,758	*	Interline Brands, Inc	38
3,799	e	Knight Transportation, Inc	56
5,792	*	LKQ Corp	122
300	e	Lawson Products, Inc	11
300	e*	MWI Veterinary Supply, Inc	12
2,610	e	Martin Marietta Materials, Inc	346
2,729		Owens & Minor, Inc	116
4,604	e*	PSS World Medical, Inc	90
8,816	*	Patterson Cos, Inc	299
2,583	e	PEP Boys-Manny Moe & Jack	30
3,009	e	Pool Corp	60
4,138		Reliance Steel & Aluminum Co	224
1,634	*	Solera Holdings, Inc	40
3,376	*	Tech Data Corp	127

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

696	e*	TomoTherapy, Inc	$14
2,317	*	Tyler Technologies, Inc	30
4,214	e	W.W. Grainger, Inc	369
2,793	e*	WESCO International, Inc	111
744	e*	West Marine, Inc	7

		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,433

WHOLESALE TRADE-NONDURABLE GOODS - 0.56%
4,181		Airgas, Inc	218
2,860	e*	Akorn, Inc	21
5,454	*	Alliance One International, Inc	22
3,382	e*	Allscripts Healthcare Solutions, Inc	66
896	e	Andersons, Inc	40
1,953	e*	Bare Escentuals, Inc	47
1,671	e*	Beijing Med-Pharm Corp	18
4,745		Brown-Forman Corp (Class B)	352
22,334		Cardinal Health, Inc	1,290
2,137	e*	Central European Distribution Corp	124
638	e*	Core-Mark Holding Co, Inc	18
7,952	e	Dean Foods Co	206
8,175	*	Endo Pharmaceuticals Holdings, Inc	218
1,588	e*	Fresh Del Monte Produce, Inc	53
852	e*	Green Mountain Coffee Roasters, Inc	35
2,432	e*	Hain Celestial Group, Inc	78
5,563	*	Henry Schein, Inc	341
2,657		Herbalife Ltd	107
9,318	e	Idearc, Inc	164
1,430		K-Swiss, Inc (Class A)	26
500	e	Kenneth Cole Productions, Inc (Class A)	9
901	e*	LSB Industries, Inc	25
231	e*	Maui Land & Pineapple Co, Inc	7
3,315		Men’s Wearhouse, Inc	89
1,570		Myers Industries, Inc	23
785	e	Nash Finch Co	28
3,094		Nu Skin Enterprises, Inc (Class A)	51
1,009	e*	Nuco2, Inc	25
804	*	Perry Ellis International, Inc	12
1,539	e*	School Specialty, Inc	53
2,212	e*	Source Interlink Cos, Inc	6
1,382	e	Spartan Stores, Inc	32
38,300		Sysco Corp	1,195
5,668	*	Terra Industries, Inc	271
2,117	e*	Tractor Supply Co	76
2,582	e*	United Natural Foods, Inc	82
1,702	e*	United Stationers, Inc	79
423	e	Valhi, Inc	7
849	e*	Volcom, Inc	19
1,325	*	Zep, Inc	18

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,551

		TOTAL COMMON STOCKS (Cost $653,518)	985,877

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

PRINCIPAL		ISSUER	VALUE (000)

SHORT-TERM INVESTMENTS - 11.00%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.32%
$ 2,200,000	d	Federal Home Loan Bank (FHLB), 01/02/08	$2,200
1,000,000	d	Federal Home Loan Mortgage Corp (FHLMC), 04/25/08	987

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	3,187

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.68%
105,657,487		State Street Navigator Securities Lending Prime Portfolio	105,657

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	105,657

		TOTAL SHORT-TERM INVESTMENTS (Cost $108,844)	108,844

		TOTAL PORTFOLIO - 110.66% (Cost $762,362)	1,094,721
		OTHER ASSETS & LIABILITIES, NET - (10.66)%	(105,429)

		NET ASSETS - 100.00%	$989,292

*	Non-income producing.

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

Cost amounts are in thousands.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal year-end that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: February 22, 2008	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 22, 2008	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: February 22, 2008	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT INDEX

Item 12.	Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer